               As Filed With the Securities and Exchange
                          Commission On April 24, 2000

                                                         File No. 333-33304



--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            -----------------------

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



                       X  Pre-Effective Amendment No.  2
                      ---                             ---



                          Post-Effective Amendment No.
                      ---                             ---

                        (Check appropriate box or boxes)

                            ------------------------

                                 HIGHMARK FUNDS
               (Exact Name of Registrant as specified in Charter)

                             1 Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                    (Address of Principal Executive Offices)

                                 (800)-433-6884
                        (Area Code and Telephone Number)

                            Martin E. Lybecker, Esq.
                                  Ropes & Gray
                       1301 K Street, N.W., Suite 800 East
                             Washington, D.C. 20005
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.



It is proposed that this filing will become effective in May 23, 2000 pursuant to Rule 488.



Title of securities being offered:  Units of beneficial interest.

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

                       IMPORTANT SHAREHOLDER INFORMATION


--------------------------------------------------------------------------------

                                 HighMark Funds

The document you hold in your hands contains your combined registration statement/proxy statement and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how to vote on your behalf on important issues relating to your Fund. The proxy card may be completed by checking the appropriate box voting for or against the specific proposals relating to your Fund. If you simply sign the proxy without specifying a vote, your shares will be voted in accordance with the recommendations of the Board of Trustees of HighMark Funds.



We urge you to take the time to read the proxy statement, fill out the proxy card, and return it to us. Voting your proxy, and doing so promptly, ensures that the Fund will not need to conduct additional mailings. When shareholders do not return their proxies in sufficient numbers, we will incur the expense of follow-up solicitations.

Please take a few moments to exercise your right to vote. Thank you.

--------------------------------------------------------------------------------



         (Front Cover of Combined Registration Statement/Proxy Package)

                                 HIGHMARK FUNDS
                             1 Freedom Valley Drive
                                 Oaks, PA 19456

April 26, 2000

To the Shareholders of the HighMark Intermediate-Term Bond Fund:

         Enclosed you will find several documents being furnished to you in connection with a special meeting of the shareholders of HighMark Funds to be held on May 26, 2000, at SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, Pennsylvania. We hope this material will receive your immediate attention and that, if you cannot attend the meeting in person, you will vote your proxy promptly.

         The Board of Trustees of HighMark Funds is recommending that shareholders of the HighMark Intermediate-Term Bond Fund ("Intermediate-Term Bond Fund" or the "Consolidating Fund") approve a reorganization in which the Fund will transfer all of its assets to the HighMark Bond Fund ("Bond Fund" or the "Consolidated Fund") in return for Class A or Fiduciary Shares ("collectively, "Shares") of the Bond Fund and the assumption by the Bond Fund of all of the liabilities of the Intermediate-Term Bond Fund. After the transfer, Shares of the Bond Fund will be distributed to the Intermediate-Term Bond Fund's shareholders tax-free in liquidation of the Intermediate-Term Bond Fund. As a result of these transactions, your Shares of the Intermediate-Term Bond Fund would, in effect, be exchanged at net asset value and on a tax-free basis for corresponding Shares of the Bond Fund.

         HighMark Capital Management, Inc. has advised the Board of Trustees of HighMark Funds that it believes that the above-described transactions regarding the Intermediate-Term Bond Fund offer the shareholders of the Fund an opportunity to pursue similar investment objectives more effectively and with resulting economies of scale and potentially lower expense ratios over time.


         THE BOARD OF TRUSTEES OF HIGHMARK FUNDS BELIEVES THAT THE PROPOSED COMBINATION OF THE INTERMEDIATE-TERM BOND FUND WITH THE BOND FUND IS IN THE BEST INTERESTS OF THE FUND AND ITS SHAREHOLDERS AND RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

         The Notices of Special Meeting of Shareholders, the accompanying Combined Prospectus/Proxy Statement, and proxy cards are enclosed. Please read them carefully. If you are unable to attend the meeting in person, we urge you to sign, date, and return the proxy card so that your shares may be voted in accordance with your instructions.

         SINCE THE MEETING IS LESS THAN FIVE WEEKS AWAY, WE URGE YOU TO GIVE THE ENCLOSED MATERIAL YOUR PROMPT ATTENTION SO THAT HIGHMARK FUNDS WILL NOT HAVE TO INCUR THE EXPENSE OF ADDITIONAL MAILINGS.

         Your vote is important to us. Thank you for taking the time to consider this important proposal.

                                                     Sincerely yours,


                                                     Mark E. Nagle
                                                     PRESIDENT
                                                     HighMark Funds

                                 HIGHMARK FUNDS

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                     OF THE
                      HIGHMARK INTERMEDIATE-TERM BOND FUND


To the Shareholders of the HighMark Intermediate-Term Bond Fund:

         NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders ("Meeting") of the HighMark Intermediate-Term Bond Fund ("Intermediate-Term Bond Fund"), a separate series of HighMark Funds, will be held at SEI Investments Mutual Funds Services, 1 Freedom Valley Drive, Oaks, Pennsylvania on Friday, May 26, 2000 at 10:00 a.m., Eastern time, for the following purposes:

         1. To consider and act upon a Plan of Reorganization ("Plan") adopted by HighMark Funds providing for the transfer of all of the assets of the Intermediate-Term Bond Fund (the "Intermediate-Term Bond Fund" or "Consolidating Fund") to the HighMark Bond Fund (the "Bond Fund" or "Consolidated Fund") in exchange for Class A or Fiduciary Shares (collectively, "Shares") of the Bond Fund and the assumption by the Bond Fund of all of the liabilities of the Intermediate-Term Bond Fund, followed by the dissolution and liquidation of the Intermediate-Term Bond Fund, and the distribution of Shares of the Bond Fund to the shareholders of the Intermediate-Term Bond Fund.

         2. To transact such other business as may properly come before the Meeting or any adjournment or adjournments thereof.

         The proposed transaction is described in the attached Combined Prospectus/Proxy Statement. A copy of the Plan is appended as Exhibit A thereto.

         Pursuant to instructions of the Board of Trustees of HighMark Funds, the close of business on March 16, 2000, has been designated as the record date for determination of shareholders entitled to notice of, and to vote at, the Meeting.

          SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF HIGHMARK FUNDS. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO HIGHMARK FUNDS A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.

                                                     By Order of the Trustees

                                                     Lynda J. Striegel
                                                     SECRETARY
                                                     HIGHMARK FUNDS

1 Freedom Valley Drive
Oaks, Pennsylvania
April 26, 2000

QUESTION & ANSWER SECTION

Q. WHY IS THE BOARD OF TRUSTEES OF HIGHMARK FUNDS PROPOSING TO MERGE THE HIGHMARK INTERMEDIATE-TERM BOND FUND INTO THE HIGHMARK BOND FUND?

A. As part of a wide ranging effort to maximize efficiencies in HighMark Funds, serious consideration was given to the future of the Intermediate-Term Bond Fund. After considering a variety of options, the Board of Trustees of HighMark Funds approved the consolidation of the Intermediate-Term Bond Fund into the Bond Fund. The Board of Trustees of HighMark Funds based its decision on a number of considerations, including the tax-free nature of the consolidation, the potential that the consolidation will provide to shareholders to pursue similar investment objectives more effectively, the opportunities for increased economies of scale and the better long-term performance of the Bond Fund.

         After careful consideration, the Board of Trustees of HighMark Funds determined that the proposed Plan of Reorganization is in the best interest of shareholders. Through this proxy, the Board of Trustees of HighMark Funds is submitting the proposal to you -- the shareholders -- for a vote.


Q. WHAT WILL HAPPEN TO MY INVESTMENT IN THE HIGHMARK INTERMEDIATE-TERM BOND FUND IF THIS PROPOSAL IS APPROVED?

A. The assets of the HighMark Intermediate-Term Bond Fund (the "Intermediate-Term Bond Fund" or "Consolidating Fund") will be transferred to the HighMark Bond Fund (the "Bond Fund" or "Consolidated Fund"), in return for Shares of the Bond Fund and the assumption by the Bond Fund of all of the liabilities of the Intermediate-Term Bond Fund.

         After the transfer, shares of the Bond Fund will be distributed to the Intermediate-Term Bond Fund's shareholders tax-free in liquidation of the Intermediate-Term Bond Fund. As a result of these transactions, your shares of the Intermediate-Term Bond Fund would, in effect, be exchanged at net asset value and on a tax-free basis for shares of the Bond Fund.


Q.       HOW CAN I GET MORE INFORMATION ABOUT THE BOND FUND?

A. Please see the combined prospectus and proxy statement for more information about the Bond Fund. If you have any questions about the Fund, please contact your account administrator, investment representative, or HighMark Funds directly at 1-800-433-6884.


Q.       WHAT IF I DO NOT RETURN MY PROXY VOTING BALLOT?


A. In order to conduct the Shareholder Meeting a quorum must be present, in person or by proxy. A quorum is defined as representation of over 50% of the shares outstanding for the Intermediate-Term Bond Fund as of March 16, 2000. In the event that not enough shareholders return the enclosed proxy ballot card to achieve quorum, we will be forced to incur additional expenses associated with additional solicitations.
         In order to avoid additional costs, please return the completed proxy ballot as soon as possible.


Q.       HOW DOES THE BOARD OF TRUSTEES OF HIGHMARK FUNDS SUGGEST THAT I VOTE?

A. After careful consideration, the Board of Trustees, including the independent members, recommends that you vote "FOR" all of the items on the enclosed proxy ballot. The Board of Trustees also wishes to remind you to vote and return ALL of the proxy ballot cards you receive.

Q.       WHO SHOULD I CALL WITH QUESTIONS ABOUT THIS PROXY?

A. If you have any questions regarding this proxy, please contact your account administrator, investment representative, or HighMark Funds directly at 1-800-433-6884.

       THE INFORMATION PROVIDED IN THIS "Q&A" IS SUPPORTED BY DISCLOSURES
                 CONTAINED IN THE ACCOMPANYING PROXY STATEMENT.

                           PROSPECTUS/PROXY STATEMENT
                                APRIL 26, 2000


                                 HighMark Funds
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                             Tel. No. 1-800-433-6884



                       COMBINED PROSPECTUS/PROXY STATEMENT

         This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies from the holders of units of beneficial interest ("Shareholders") of the HighMark Intermediate-Term Bond Fund for use at a Special Meeting of Shareholders of the HighMark Intermediate-Term Bond Fund to approve a Plan of Reorganization adopted by HighMark Funds dated as of _______, 2000 ("Plan"), a copy of which is attached hereto as Appendix A, and the consummation of the transactions (collectively, the "Transaction") contemplated therein. The Plan contemplates the transfer of all of the assets and liabilities of the HighMark Intermediate-Term Bond Fund (the "Intermediate-Term Bond Fund") to the HighMark Bond Fund (the "Bond Fund"), (the Intermediate-Term Bond Fund, is also the "Consolidating Fund" and the Bond Fund is also the "Consolidated Fund" and the Intermediate-Term Bond and Bond Funds are, collectively, the "HighMark Funds") in exchange for Class A or Fiduciary Shares (collectively "Shares") of the Bond Fund, followed by the dissolution and liquidation of the Intermediate-Term Bond Fund and the distribution of Shares to the shareholders of the Intermediate-Term Bond Fund. As a result of the proposed Transaction, each shareholder of the Intermediate-Term Bond Fund will receive on a tax-free basis, a number of full and fractional Shares of the Bond Fund equal in value at the date of the exchange to the value of the net assets of the Intermediate-Term Bond Fund transferred to the Bond Fund attributable to the shareholder (based on the proportion of the outstanding shares of the Intermediate-Term Bond Fund owned at that time by the shareholder).

         This Combined Prospectus/Proxy Statement explains concisely what you should know before investing in the Bond Fund. Please read it and keep it for future reference. This Combined Prospectus/Proxy Statement is accompanied by the prospectuses relating to the HighMark Equity Funds and Fixed Income Funds, Fiduciary Shares and Retail Shares, each dated November 30, 1999 (the "HighMark Funds Prospectuses"), which are incorporated into this Combined Prospectus/Proxy Statement by reference. The current Statement of Additional Information for HighMark Funds, dated November 30, 1999, has been filed with the Securities and Exchange Commission and is incorporated into this Combined Prospectus/Proxy Statement by reference. The Statement of Additional Information of HighMark Funds may be obtained, without charge, by writing SEI Investments Distribution Co., 1 Freedom Valley Drive, Oaks, PA 19456 or by calling 1-800-433-6884. In addition, a Statement of Additional Information dated April 26, 2000 relating to the Transaction described in this Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is also incorporated into this Combined Prospectus/Proxy Statement by reference. Such Statement of Additional Information may be obtained, without charge, by writing SEI Investments Distribution Co. at the above-listed address or by calling 1-800-433-6884.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

THE SHARES OF HIGHMARK FUNDS OFFERED HEREBY ARE NOT DEPOSITS OR OBLIGATIONS OF,
  OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING UNION BANK OF CALIFORNIA,
     N.A., THE BANK OF TOKYO-MITSUBISHI, LTD. OR ANY OF THEIR AFFILIATES OR CORRESPONDENTS. HIGHMARK FUNDS SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL
  DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN HIGHMARK FUNDS INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT
                                   INVESTED.

                               [BACK COVER PAGE]

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT IN
 CONNECTION WITH THE OFFERING MADE BY THIS COMBINED PROSPECTUS/PROXY STATEMENT AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED
UPON AS HAVING BEEN AUTHORIZED BY HIGHMARK FUNDS. THIS COMBINED PROSPECTUS/PROXY STATEMENT DOES NOT CONSTITUTE AN OFFERING BY HIGHMARK FUNDS IN ANY JURISDICTION
                IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                TABLE OF CONTENTS

                                                                           PAGE


PROPOSAL (1) APPROVAL OF
PLAN OF REORGANIZATION  ..............................................     10

FEE TABLES ...........................................................     11

SYNOPSIS .............................................................     14

RISK FACTORS .........................................................     21


MANAGEMENT DISCUSSION OF FUND PERFORMANCE ............................     22

INTRODUCTION .........................................................     22

PROPOSAL REGARDING APPROVAL OR DISAPPROVAL OF
PLAN OF REORGANIZATION  ..............................................     22

BACKGROUND AND REASONS FOR THE PROPOSED
REORGANIZATION .......................................................     23

INFORMATION ABOUT THE REORGANIZATION  ................................     24

HIGHMARK FUNDS .......................................................     26

FINANCIAL STATEMENTS .................................................     27

VOTING INFORMATION ...................................................     27

INFORMATION FILED WITH THE SECURITIES AND
EXCHANGE COMMISSION ..................................................     30

FORM OF PLAN OF REORGANIZATION
APPENDIX A  ..........................................................     A1

                           PROPOSAL (1) -- APPROVAL OF
                PLAN OF REORGANIZATION AND TRANSACTION THEREUNDER


         At a meeting held on March 22, 2000, the Board of Trustees of HighMark Funds unanimously approved a Plan of Reorganization providing for the transfer of all of the assets of the Intermediate-Term Bond Fund to the Bond Fund in exchange for Shares of the Bond Fund and the assumption by the Bond Fund of all of the liabilities of the Intermediate-Term Bond Fund.

         Following the transfer, the Intermediate-Term Bond Fund will be dissolved and the Shares received by the Intermediate-Term Bond Fund will be distributed to the shareholders of the Intermediate-Term Bond Fund in liquidation of the Intermediate-Term Bond Fund. As a result of the proposed Transaction, shareholders of the Intermediate-Term Bond Fund will receive, on a tax-free basis, a number of full and fractional Shares equal in value at the date of the exchange to the value of the net assets of the Intermediate-Term Bond Fund transferred to the Bond Fund attributable to the shareholder (based on the proportion of the outstanding shares of the Intermediate-Term Bond Fund owned at the time by the shareholder).

         For the reasons set forth below under "Background and Reasons for the Proposed Reorganization," the Board of Trustees of HighMark Funds, including the Trustees who are not "interested persons" of HighMark Funds as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), unanimously concluded that participation in the proposed Transaction is in the best interests of HighMark Funds and their respective existing shareholders and that the economic interests of their respective existing shareholders will not be diluted as a result of effecting the proposed Transaction.

         In reaching this conclusion, the Board of Trustees of HighMark Funds considered, among other things, the qualifications and experience of HighMark Capital Management, Inc. (the "Adviser"); the potential economies of scale which could be realized over time by former Intermediate-Term Bond Fund shareholders as the Bond Fund increases in size; the recommendation of the Adviser in favor of the Transaction; the fact that the Transaction will be free from Federal income taxes to HighMark Funds and their shareholders; and the assumption of the cost of the Transaction by the Adviser and/or its affiliates.

FEE TABLES

         The following tables show the current fees for the Intermediate-Term Bond Fund followed by those currently charged by the Bond Fund. If the reorganization is approved, you would pay the fees shown for the Bond Fund. Because the fees for the Bond Fund following the Transaction will be identical to the current fees for the Bond Fund as set forth in the following fee tables, no pro forma fee tables are provided.

                                   FEE TABLES

                                             Intermediate-Term                                  Combined Fund
                                                 Bond Fund                 Bond Fund              Pro Forma
                                              Class A Shares             Class A Shares         Class A Shares
                                              --------------             --------------         --------------
SHAREHOLDER FEES

   Maximum Sales Charge (Load) Imposed
       on Purchase (as a percentage
       of offering price)*                          4.25%                        4.25%               4.25%

   Maximum Deferred Sales Charge (Load)
   (as a percentage of
   net asset value)**                                  0%                           0%                  0%

   Redemption Fee (as a percentage
   of amount redeemed, if applicable)***               0%                           0%                  0%

ANNUAL FUND OPERATING EXPENSES
(as a percentage of net assets)

   Investment Advisory Fees                         0.50%                        0.50%               0.50%

   Distribution and/or Services (12b-1) Fees        0.25%                        0.25%               0.25%

   Other Expenses                                   0.49%                        0.51%               0.51%
                                                    -----                        -----               -----

       TOTAL ANNUAL FUND OPERATING EXPENSES         1.24%                        1.26%               1.26%

   Fee Waivers                                      0.47%                        0.49%               0.49%

       TOTAL ANNUAL FUND OPERATING EXPENSES+        0.77%                        0.77%               0.77%

---------------------

*This sales charge varies depending upon how much you invest. See "How Sales Charges Are Calculated" in the HighMark Funds Retail Prospectus.

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated" in the HighMark Funds Retail Prospectus.

***Does not include any wire transfer fees, if applicable.

+The Adviser for the Intermediate-Term Bond Fund and the Bond Fund has agreed to contractually waive fees in order to keep total operating expenses for Class A Shares of each Fund from exceeding 0.77% for the period beginning November 30, 1999 and ending on November 29, 2000. The total actual operating expenses for each of the Funds for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the actual operating expenses for each of the Funds are expected to be as follows:

   Intermediate-Term Bond Fund - Class A Shares:                       0.75%
   Bond Fund- Class A Shares:                                          0.75%
   Combined Fund Pro Forma - Class A Shares:                           0.75%

                                               Intermediate-Term                                  Combined Fund
                                                   Bond Fund                 Bond Fund              Pro Forma
                                               Fiduciary Shares          Fiduciary Shares       Fiduciary Shares
                                               -----------------         ----------------       ----------------
SHAREHOLDER FEES

   Maximum Sales Charge (Load) Imposed
       on Purchase (as a percentage
       of offering price)                              0%                           0%                  0%

   Deferred Sales Charge (Load)
   (as a percentage of
   net asset value)                                    0%                           0%                  0%

   Redemption Fees (as a percentage
   of amount redeemed, if applicable)                  0%                           0%                  0%

ANNUAL FUND OPERATING EXPENSES
(as a percentage of net assets)

   Investment Advisory Fees                         0.50%                        0.50%               0.50%

   Distribution and/or Service (12b-1) Fees         0.00%                        0.00%               0.00%

   Other Expenses                                   0.49%                        0.51%               0.51%
                                                    -----                        -----               -----

       TOTAL ANNUAL FUND OPERATING EXPENSES         0.99%                        1.01%               1.01%

   Fee Waivers                                      0.22%                        0.24%               0.24%

       TOTAL ANNUAL FUND OPERATING EXPENSES+        0.77%                        0.77%               0.77%

---------------------

*Does not include any wire transfer fees, if applicable.

+The Adviser for the Intermediate-Term Bond Fund and the Bond Fund has agreed to contractually waive fees in order to keep total operating expenses for Fiduciary Shares of each Fund from exceeding 0.77% for the period beginning November 30, 1999 and ending on November 29, 2000. The total actual operating expenses for each of the Funds for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the actual operating expenses for the Intermediate-Term Bond Fund and the Bond Fund are expected to be as follows:

   Intermediate-Term Bond Fund - Fiduciary Shares:                  0.75%
   Bond Fund - Fiduciary Shares:                                    0.75%
   Combined Fund Pro Forma - Fiduciary Shares:                      0.75%

EXAMPLE: You would pay the following expenses on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.


CLASS A SHARES

                                                         1 YEAR           3 YEARS         5 YEARS      10 YEARS
                                                         ------           -------         -------      --------
Intermediate-Term Bond Fund                                $500             $757          $1,034          $1,822
Bond Fund                                                  $500             $761          $1,042          $1,842
Combined Fund Pro Forma                                    $500             $761          $1,042          $1,842

FIDUCIARY SHARES

                                                           1 YEAR          3 YEARS         5 YEARS       10 YEARS
                                                           ------          -------         -------       --------
Intermediate-Term Bond Fund                                 $79             $293            $526          $1,193
Bond Fund                                                   $79             $298            $535          $1,214
Combined Fund Pro Forma                                     $79             $298            $535          $1,214

         The purpose of the tables above is to assist an investor in the Funds in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of each Fund's annual operating expenses, see SERVICE ARRANGEMENTS. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                             SYNOPSIS OF PROSPECTUS

         INVESTMENT OBJECTIVES AND POLICIES. Below is a brief comparison of the investment objectives and policies of the Intermediate-Term Bond Fund and the Bond Fund. The following discussion is qualified in its entirety by the disclosure on such subjects contained in the HighMark Funds Prospectuses accompanying this Combined Prospectus/Proxy Statement. For a full and detailed description of permitted investments, see the HighMark Funds Prospectuses.

         The securities currently held by the Intermediate-Term Bond Fund are substantially similar to those securities which the Bond Fund may hold. Consequently, the proposed reorganization of the Intermediate-Term Bond Fund should not result in higher than normal portfolio turnover due to the Bond Fund's disposal of investment securities.

         The Intermediate-Term Bond Fund and Bond Fund each have identical investment objectives. The Intermediate-Term Bond Fund seeks total return through investments in fixed-income securities. The Bond Fund also seeks total return through investments in fixed-income securities.

         The Intermediate-Term Bond Fund and Bond Fund each have, with one exception discussed below, identical investment strategies. Each Fund pursues its investment goal by investing at least 65% of its assets in bonds which include:

- Debt obligations issued or guaranteed by the U.S. government or its agencies.

- Corporate debt securities issued by U.S. or foreign companies that nationally recognized rating agencies such as Moody's or Standard & Poor's recognize as investment-grade.

- Investment-grade bonds backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities.

- Investment-grade bonds backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

         Each Fund may also invest up to 10% of its assets in issues which are rated below BBB but have a minimum rating of B by Moody's and/or S&P at the time of investment.

         In addition to the securities discussed above, each Fund may invest in other types of debt securities and may, under adverse market conditions, invest more than 35% of its assets in very short-term investments called money market securities.

         The Intermediate-Term Bond Fund tries to maintain an average duration of between 2 and 5 years, which the managers expect to be within one year of the duration of the Lehman Brothers Intermediate Government/Corporate Bond Index. The Bond Fund, on the other hand, tries to maintain an average duration of between 3 and 6 years, which the managers expect to be within one year of the duration of the Lehman Brothers Aggregate Bond Index.

         The portfolio managers of both the Intermediate-Term Bond Fund and Bond Fund consider the same factors when selecting securities for a Fund's portfolio, including:

-    An assessment of the future level of interest rates and inflation

-    Expectations for U.S. and global economic growth

-    Relative yields among securities in various market sectors

- The yield to maturity, quality, liquidity and capital appreciation potential of individual securities

         OTHER INVESTMENTS. Each HighMark Fund limits investments in illiquid securities to 15% or less of its net assets, and may additionally purchase restricted securities which have not been registered under the Securities Act of 1933 (e.g., Rule 144A Securities and Section 4(2) commercial paper), subject to policies approved by the Board of Trustees of HighMark Funds.

         Each HighMark Fund may lend portfolio securities in an amount representing up to 33 1/3% of the value of its total assets.

         Each HighMark Fund may enter into repurchase agreements and reverse repurchase agreements.

         Each HighMark Fund may enter into forward commitments or purchase securities on a "when-issued" basis. Each HighMark Fund expects that commitments by it to enter into forward commitments or purchase when-issued securities will not exceed 25% of the value of its total assets under normal market conditions.

         Each HighMark Fund may purchase securities of money market funds of other investment companies and may purchase securities of variable funds of other investment companies, subject to the terms of the 1940 Act and HighMark Funds' exemptive order.

         INVESTMENT RESTRICTIONS. The following discussion is qualified by the disclosure regarding investment restrictions contained in the Statement of Additional Information of HighMark Funds which is incorporated by reference into this Combined Prospectus/Proxy Statement.

         HighMark Funds revised and simplified its fundamental investment restrictions for the Fund, as well as for a number of other HighMark Funds not involved in the proposed transaction. It is the intent of HighMark Funds to conform the fundamental investment restrictions of the remaining HighMark Funds, including the Bond Fund (which commenced operations prior to the adoption of the new format) to the simplified format used by the Intermediate-Term Bond Fund by means of a proxy vote within the next two years. The fundamental investment restrictions for the Intermediate-Term Bond Fund provides that the Fund:

         1. May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         2. May not concentrate investments in a particular industry or group of industries, or within any one state, as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         3. May issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         4. May lend or borrow money to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         5. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         6. May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         7. May pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         The fundamental limitations of the Intermediate-Term Bond Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. However, the Intermediate-Term Bond Fund also has adopted nonfundamental limitations as set forth below, which in some instances may be more restrictive than its fundamental limitations. Any changes in a HighMark Fund's nonfundamental limitations are communicated to HighMark Fund's shareholders prior to effectiveness.

         Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

         The following investment limitations of the Intermediate-Term Bond Fund are nonfundamental policies. The Fund may not:

         1. Acquire more than 10% of the voting securities of any one issuer. This limitation applies to only 75% of a Fund's assets.

         2. Invest in companies for the purpose of exercising control.

         3. Borrow money, except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets and except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing. To the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

         4. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

         5. Purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts (except that the Funds may invest in futures contracts and options on futures contracts, as disclosed in the prospectus) and interest in a pool of securities that are secured by interests in real estate. However, subject to their permitted investments, any Fund may invest in companies which invest in real estate, commodities or commodities contracts.

         6. Make short sales of securities, maintain a short position or purchase securities on margin, except that HighMark Funds may obtain short-term credits as necessary for the clearance of security transactions.

         7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

         8. Issue senior securities (as defined in the Investment Company Act of 1940) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the Securities and Exchange Commission.

         9. Purchase or retain securities of an issuer if, to the knowledge of HighMark Funds, an officer, trustee, partner or director of HighMark Funds or the Adviser or sub-advisers of HighMark Funds owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

         10. Invest in interest in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

         The fundamental investment restrictions for the Bond Fund provide that the Fund may not:

         1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, if, immediately after the purchase, more than 5% of the value of such Fund's total assets would be invested in the issuer or a Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the issuer's outstanding voting securities (except that up to 25% of the value of a Fund's total assets may be invested without regard to these limitations);

         2. Purchase any securities that would cause more than 25% of a Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. or foreign governments or their agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry);

         3. Make loans, except that a Fund may purchase or hold debt instruments, lend portfolio securities, and enter into repurchase agreements in accordance with its investment objective and policies;

         4. Purchase securities on margin (except that the Fund may make margin payments in connection with transactions in options and financial and currency futures contracts), sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities" acquired in accordance with the investment objectives and policies of the Fund;

         5. Purchase or sell commodities, commodity contracts (excluding options and financial and currency futures contracts), oil, gas or mineral exploration leases or development programs, or real estate (although investments by a Fund in marketable securities of companies engaged in such activities and investments by a Fund in securities secured by real estate or interests therein, are not hereby precluded to the extent the investment is appropriate to each Fund's investment objective and policies);

         6. Invest in any issuer for purposes of exercising control or management;

         7. Purchase or retain securities of any issuer if the officers or Trustees of HighMark Funds or the officers or directors of its investment adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities;

         8. Borrow money or issue senior securities, except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with permissible borrowings and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Fund's total assets at the time of its borrowing. A Fund will not invest in additional securities until all its borrowings (including reverse repurchase agreements) have been repaid. For purposes of this restriction, the deposit of securities and other collateral arrangements with respect to options and financial and currency futures contracts, and payments of initial and variation margin in connection therewith, are not considered a pledge of a Fund's assets; and

         9. Purchase the securities of other investment companies, except as permitted by the 1940 Act.

OPERATING PROCEDURES.

         PURCHASE PROCEDURES. Purchases and redemptions of Shares of HighMark Funds may be made on days on which The New York Stock Exchange is open for business ("Business Days"). Shares are sold on a continuous basis by the Distributor, either by mail or by wire. The minimum investment requirement is generally $1,000 and the subsequent minimum investment requirement is generally $100.

         Purchase orders for Shares of HighMark Funds are executed at a per Share price equal to the asset value next determined after the purchase order is effective, plus any applicable sales charges. No sales charges will be imposed on the Class A Shares and Fiduciary Shares of the Bond Fund distributed by HighMark Funds in the Transaction.

         EXCHANGE PRIVILEGES. Shareholders in the Intermediate-Term Bond Fund and the Bond Fund enjoy identical exchange privileges. Each HighMark Fund's shares may be exchanged for shares of the class of the various other Funds of HighMark Funds which the shareholder qualifies to purchase directly so long as the shareholder maintains the applicable minimum account balance in each Fund in which he or she owns shares and satisfies the minimum initial and subsequent purchase amounts of the Fund into which the shares are exchanged. HighMark Funds' shareholders may exchange Class A Shares of one HighMark Fund for Class A Shares of another Fund on the basis of relative net asset value of the Class A Shares exchanged. If the Fund being exchanged into has a higher sales charge then what you paid originally, you must pay the difference. HighMark Funds' shareholders may exchange their Fiduciary Shares for Fiduciary Shares of another Fund on the basis of the relative net asset value of the Fiduciary Shares exchanged. HighMark Funds' shareholders may also exchange Fiduciary Shares of a Fund for Class A, Class B or Class C Shares ("Retail Shares") of another Fund. Under such circumstances, the cost of the acquired Retail Shares will be the net asset value per share plus the appropriate sales charge.

         Exchanges are made on the basis of the relative net asset values of the shares exchanged plus any applicable sales charge. HighMark Funds does not impose a charge for processing exchanges of shares.

         REDEMPTION PROCEDURES. Redemption procedures are identical for each HighMark Fund. HighMark Funds redeems shares at their net asset value next determined after receipt by the Distributor of the redemption request. Redemptions will be made on any Business Day without charge although there is presently a $15 charge for wiring redemption proceeds to a shareholder's designated account. Shares may be redeemed by mail or by telephone. HighMark Funds reserves the right to make payment on redemptions in securities rather than cash.

         DISTRIBUTIONS. The net investment income for HighMark Funds is declared and paid monthly to all shareholders of record at the close of business on the day of declaration. Net realized capital gains, if any, are distributed at least annually to shareholders of record. A shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional shares of the Fund at net asset value as of the date of declaration unless the shareholder elects to receive such dividends or distributions in cash. Dividends paid in additional shares receive the same tax treatment as dividends paid in cash.

         The amount of dividends payable on Fiduciary Shares of HighMark Funds generally will be more than dividends payable on Class A Shares of HighMark Funds because of the distribution expenses charged to Class A Shares, but not charged to Fiduciary Shares.

         HighMark Funds has adopted a 12b-1 plan with respect to the Class A Shares that allows each Fund to pay distribution and service fees. The maximum distribution and service fee for Class A Shares is 0.25% of average daily net assets. Because 12b-1 fees are paid on an ongoing basis, overtime these fees may increase the cost of your investment.

         NET ASSET VALUE. The net asset value of shares of HighMark Funds is determined daily as of 1:00 p.m., Pacific time (4:00 p.m., Eastern time) on any Business Day. The price at which a purchase or redemption is effected is the net asset value next calculated after the order is received.

         Investments by HighMark Funds in securities traded on a national exchange (or exchanges) are valued based upon their last sale price on the principal exchange on which such securities are traded. Investments by HighMark Funds in securities for which the principal market is not a securities exchange are valued based upon the latest bid price in such principal market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees of HighMark Funds. With the exception of short-term securities, the value of each Fund's investments may be based on valuations provided by a pricing service. Short-term securities (I.E., securities with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates current value.

         FEDERAL TAX CONSIDERATIONS. Consummation of the Transaction is subject to the condition that HighMark Funds receives an opinion of Ropes & Gray to the effect that, based upon certain representations and assumptions and subject to certain qualifications, the Transaction will not result in the recognition of gain or loss for Federal income tax purposes for the Intermediate-Term Bond Fund, their shareholders or the Bond Fund.

INVESTMENT ADVISER


         HighMark Capital Management, Inc., a subsidiary of UnionBanCal Corporation, serves as the investment adviser to HighMark Funds. Subject to the general supervision of the Board of Trustees of HighMark Funds, the Adviser manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of the Fund's investment securities, and maintains the Fund's records relating to such purchases and sales.


         For the expenses assumed and services provided by the Adviser as each Fund's investment advisor, the Adviser receives an identical fee from the Intermediate-Term Bond Fund and the Bond Fund, computed daily and paid monthly, at the annual rate of fifty one-hundredths of one percent (0.50%) of the Fund's average daily net assets. Following the reorganization, the advisory fees will remain the same.

         All investment decisions for the Bond Fund are made by a team of investment professionals, all of whom take an active part in the decision making process. The Intermediate-Term Bond Fund and Bond Fund have the same team leader. The team leader is as follows:

         E. Jack Montgomery, Vice President of the Adviser, has served as team leader for the Bond Fund since 1994 and of the Intermediate-Term Bond Fund since 1995. He has been with the Adviser and its predecessors, Union Bank of California, N.A. and The Bank of California, N.A., since 1994. From 1990 to 1994, Mr. Montgomery was employed by the San Francisco Employees' Retirement System.

          Mr. Montgomery has an M.B.A. from the University of Oregon and a B.A. from the University of Oklahoma.

                                  RISK FACTORS

         This discussion is qualified in its entirety by the disclosure set forth in the HighMark Funds Prospectuses accompanying this Combined Prospectus/Proxy Statement and the HighMark Funds Statement of Additional Information. Because each Fund's investment objectives and policies are virtually identical with the exception of the average duration of each Fund's portfolio, the Intermediate-Term Bond Fund and Bond Fund are subject to substantially similar investment risks.

         The Intermediate-Term Bond Fund and Bond Fund are each subject to interest rate or market risk, which relates to changes in a security's value as a result of interest rate changes generally. An increase in interest rates will generally reduce the value of the fixed income investments and a decline in interest rates will generally increase the value of those investments. Accordingly, the net asset value of each of the Intermediate-Term Bond and Bond Funds' shares will vary as a result of changes in the value of the securities in the Funds' portfolios. Therefore, an investment in the Funds may decline in value, resulting in a loss of principal. Because interest rates vary, it is impossible to predict the income or yield of the Funds for any particular period. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk.

         Both Funds are also subject to credit risk which is the possibility that a bond issuer cannot make timely interest and principal payments on its bonds. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

         Each Fund is also subject to prepayment and call risk. While debt securities normally fluctuate less in price than equity securities, there have been extended periods of cyclical increases in interest rates that have caused significant declines in debt securities prices. Certain fixed-income securities, such as zero-coupon obligations, mortgage-backed and asset-backed securities and collateralized mortgage obligations ("CMOs") will have greater price volatility then other fixed-income obligations. Because declining interest rates may lead to prepayment of underlying mortgages, automobile sales contracts or credit card receivables, the prices of mortgage-related and asset-backed securities may not rise with a decline in interest rates. Mortgage-backed and asset-backed securities and CMOs are extremely sensitive to the rate of principal prepayment. Changes by recognized rating agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of Fund securities will not affect cash income derived from these securities, but will affect the Fund's net asset value. Similarly, callable corporate bonds also present risk of prepayment. During periods of falling interest rates, securities that can be called or prepaid may decline in value relative to similar securities that are not subject to call or prepayment.

         Both the Intermediate-Term Bond Fund and the Bond Fund may invest in securities rated BBB by S&P or Baa by Moody's, which are considered investment grade, but are deemed by these rating services to have some speculative characteristics. Both Funds may also invest in bonds rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). These securities, commonly called "lower rated bonds," "noninvestment grade bonds" or "junk bonds," are also considered speculative and involve greater risk of loss than investment grade bonds. Adverse economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade bonds.

         Each of the Funds may invest in foreign securities. There may be certain risks connected with investing in foreign securities, including risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, including less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, which reduce yield, and may be less marketable than comparable U.S. securities. The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the Fund.


                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE

         The following information was provided by the Annual Report to Shareholders of HighMark Funds ("Annual Report") for the period ended July 31, 1999. The Management Discussion found in the Annual Report in its entirety, is as follows:

HIGHMARK BOND & INTERMEDIATE-TERM BOND FUNDS

PERFORMANCE

         For the fiscal year ended July 31, 1999, the HighMark Bond Fund returned 1.60% (Fiduciary Shares).* In comparison, the Lipper Corporate A-Rated Debt Funds Average produced a 0.66% return while the unmanaged Lehman Brothers Aggregate Bond Index reflected a return of 2.48%.

         The HighMark Intermediate-Term Bond Fund produced a total return of 2.60% (Fiduciary Shares).** In comparison, the Lipper Intermediate Investment-Grade Debt Average reflected a 1.43% return, while the unmanaged Lehman Brothers Intermediate Government/Corporate Bond Index rose 3.72%.

FACTORS AFFECTING PERFORMANCE

         The two halves of the fiscal year were a mirror image of each other. After Russia devalued its currency last August, a worldwide credit crunch ensued and there was a flight to quality. U.S. Treasury bonds soared and yields fell as low as 4.7%, while corporate bonds and mortgages performed poorly.

         After the Federal Reserve Board lowered short-term interest rates last fall, central banks around the world followed suit, and the global economic crisis faded. In early 1999, investors aggressively sold U.S. Treasury bonds and bonds yields climbed above 6%. Both Funds reduced their allocation to Treasury securities while adding corporate exposure. Corporate bonds, particularly lower-rated bonds, performed well until May, when a flood of supply depressed prices. As interest rates steadily rose, mortgages performed very well in 1999.

CURRENT STRATEGY & OUTLOOK

         Both Funds continue to emphasize high-quality corporate bonds, a strategy that works particularly well when the economy is slowing. With recent inflation data showing some upward movement in labor costs, the Federal Reserve Board raised short-term interest rates on June 30 and August 24 to slow the economy. As a result, recent additions to the Funds have not included cyclical companies. Instead, bonds issued by AT&T, Disney, MCI Worldcom, Nevada Power, Safeway, Staples and Time Warner were added. Rather than make a prediction on the direction of interest rates, the Funds' duration strategy is neutral to the market.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK BOND FUND* VERSUS THE LEHMAN BROTHERS AGGREGATE BOND INDEX AND THE LIPPER CORPORATE A-RATED DEBT FUNDS AVERAGE.


               Bond Fund              Bond Fund               Lehman Brothers          Lipper Corporate A-Rated
           Fiduciary Shares    Synthet Retail A Shares     Aggregate Bond Index            Debt Funds Average
7/89          10,000                    9,700                     10,000                         10,000
7/90          10,552                   10,235                     10,706                         10,531
7/91          11,500                   11,155                     11,852                         11,553
7/92          13,160                   12,765                     13,603                         13,436
7/93          14,484                   14,049                     14,988                         14,926
7/94          14,029                   13,514                     15,001                         14,767
7/95          15,352                   14,770                     16,518                         16,188
7/96          16,091                   15,501                     17,432                         16,957
7/97          17,795                   17,156                     19,311                         18,810
7/98          19,113                   18,438                     20,829                         20,133
7/99          19,419                   18,718                     21,345                         20,266

* Fiduciary of Synthetic Retail Class A Shares.

                                           Annualized         Annualized           Annualized            Annualized
                          One Year           3 Year             5 Year              10 Year            Inception to
                           Return            Return             Return               Return                 Date
Fiduciary Shares           1.60%             6.47%              6.72%                6.86%                  8.84%
Retail Class A Shares      1.52%             6.49%              6.73%                6.79%+                 6.62%
Retail Class A Shares
with load**               -1.51%             5.43%              6.09%                6.47%+                 6.00%

+ Synthetic, not actual. See Note 12 on page 104 for a definition of Synthetic Return.
** Relfects 3.00% sales charge.

Past performance is not predictive of future results.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK INTERMEDIATE-TERM BOND FUND* VERSUS THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX AND THE LIPPER INTERMEDIATE INVESTMENT-GRADE DEBT AVERAGE.

[Graph omitted]
Plot points are as follows:

                  Intermediate-Term      Intermediate-Term           Lehman Brothers         Lipper Intermediate
                      Bond Fund         Bond Fund Synthetic     Intermediate Government/       Investment-Grade
                   Fiduciary Shares    Retail Class A Shares         Corporate Index             Debt Average
2/91                    10,000                 9,700                      10,000                     10,000
7/91                    10,427                10,114                      10,362                     10,411
7/92                    12,030                11,658                      11,826                     12,004
7/93                    13,131                12,725                      12,843                     13,228
7/94                    13,071                12,654                      12,964                     13,189
7/95                    14,169                13,718                      14,106                     14,406
7/96                    14,799                14,330                      14,853                     15,095
7/97                    16,146                15,635                      16,201                     16,648
7/98                    17,174                16,633                      17,292                     17,795
7/99                    17,621                17,065                      17,936                     18,049

* Fiduciary of Synthetic Retail Class A Shares.

                                           Annualized         Annualized           Annualized
                          One Year           3 Year             5 Year           Inception to
                           Return            Return             Return                Date
Fiduciary Shares           2.60%             5.99%              6.16%                 7.02%
Retail Class A Shares      2.60%             5.99%              6.16%                 7.00%*
Retail Class A Shares
with load**               -0.49%             4.92%              5.51%                 6.62%*

** Relfects 3.00% sales charge.

Past performance is not predictive of future results. Performance presented from February 28, 1991 (commencement of operations of Fiduciary Shares) and February 29, 1992 (commencement of operation of the Retail Shares) to April 25, 1997 reflects the performance of the Stepstone Intermediate-Term Bond Fund.



                   INTRODUCTION -  SPECIAL MEETING OF SHAREHOLDERS


         Proxies will be solicited by and on behalf of the Board of Trustees of HighMark Funds for use at a Special Meeting of Shareholders of the Intermediate-Term Bond Fund (the "Meeting"). The Meeting is to be held on May 26, 2000 at 10:00 a.m., Eastern time, at SEI Investments Mutual Funds Services, 1 Freedom Valley Drive, Oaks, PA 19456. This Combined Prospectus/Proxy Statement and the enclosed form of proxy are being mailed to shareholders on or about April 26, 2000.


         Any shareholder giving a proxy has the power to revoke it. The shareholder revoking such proxy must either submit to HighMark Funds a subsequently dated proxy, deliver to HighMark Funds a written notice of revocation, or otherwise give notice of revocation in open meeting. All properly executed proxies received in time for the meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposal (set forth in item
(1) of the Notice of Special Meeting) to implement the reorganization of the Intermediate-Term Bond Fund by the transfer of all of their assets to the Bond Fund, in exchange for Class A and Fiduciary Shares of the Bond Fund (collectively, "Shares") and the assumption by the Bond Fund of all of the liabilities of the Intermediate-Term Bond Fund followed by the dissolution and liquidation of the Intermediate-Term Bond Fund and the distribution of Shares to the shareholders of the Intermediate-Term Bond Fund.

         Only shareholders of record on March 16, 2000 will be entitled to notice of and to vote at the meeting. Each share is entitled to one vote as of the close of business on March 16, 2000.

         The Board of Trustees of HighMark Funds knows of no matters other than those set forth herein to be brought before the meeting. If, however, any other matters properly come before the meeting, it is the Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.


       PROPOSAL REGARDING APPROVAL OR DISAPPROVAL OF PLAN OF REORGANIZATION

         The shareholders of the Intermediate-Term Bond Fund are being asked to approve or disapprove the Plan of Reorganization adopted by HighMark dated as of _____________, 2000 (the "Plan"), a copy of which is attached to this Combined Prospectus/Proxy Statement as Appendix A. The Plan provides, among other things, for the transfer of all of the assets of the Intermediate-Term Bond Fund to the Bond Fund in exchange for the assumption by the Bond Fund of all of the liabilities of the Intermediate-Term Bond Fund and for a number of Shares calculated based on the value of the net assets of the Intermediate-Term Bond Fund acquired by the Bond
---------------------

     * The HighMark Bond Fund (Retail Class A Shares) produced a total return of 1.52% for the period. Including the maximum sales charge of 3.00%, the total return for the Fund's Retail Class A Shares was -1.51%.

     ** The HighMark Intermediate-Term Bond Fund (Retail Class A Shares) produced a total return of 2.60% for the period. Including the maximum sales charge of 3.00%, the total return for the Fund's Retail Class A Shares was -0.49%.

Fund and the net asset value per share of the Bond Fund, all as more fully described below under "Information about the Reorganization." After receipt of Shares the Intermediate-Term Bond Fund will dissolve, distributing the Shares to its shareholders in complete liquidation, and the Intermediate-Term Bond Fund will be terminated. Prior to the date of such transfer (the "Exchange Date"), the Intermediate-Term Bond Fund will declare a distribution to its shareholders which, together with all previous distributions, will have the effect of distributing to its respective shareholders all of their investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Exchange Date.

         At a meeting held on March 22, 2000, the Trustees of HighMark Funds in attendance voted unanimously to approve the Transaction and to recommend that shareholders of the Intermediate-Term Bond Fund also approve the Transaction. Approval of the reorganization of the Intermediate-Term Bond Fund requires the affirmative vote of a majority of all votes attributable to the voting securities of the Intermediate-Term Bond Fund voting separately as a fund, defined as the lesser of (a) sixty seven percent (67%) or more of the votes attributable to all voting securities of the Intermediate-Term Bond Fund present at such meeting, if holders of more than 50% of the votes attributable to the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the votes attributable to the outstanding voting securities of the Intermediate-Term Bond Fund.

         A shareholder of the Intermediate-Term Bond Fund objecting to the proposed Transaction is not entitled under either Massachusetts law or HighMark Funds' Declaration of Trust to demand payment for and an appraisal of his or her particular HighMark Fund shares if the Transaction is consummated over his or her objection. However, shares of HighMark Funds are redeemable for cash at their net asset value on any Business Day.

         In the event that this proposal is not approved by the shareholders of the Intermediate-Term Bond Fund, the Intermediate-Term Bond Fund will continue to be managed as a separate fund in accordance with its current investment objectives and policies, and the Trustees of HighMark Funds may consider alternatives in the best interests of the shareholders. However, the reorganization of the Intermediate-Term Bond Fund for which approval of the Plan is obtained will be consummated.


         BACKGROUND AND REASONS FOR THE PROPOSED REORGANIZATION

         A meeting was held on March 22, 2000 for the Board of Trustees of HighMark Funds, at which meeting all of the Trustees of HighMark Funds, including the Independent Trustees, unanimously determined that the reorganization would be in the best interests of HighMark Funds and existing shareholders and that the economic interests of the existing shareholders would not be diluted as a result of effecting the reorganization. The Trustees of HighMark Funds, including the Independent Trustees, unanimously approved the proposed reorganization and have unanimously recommended its approval by the Intermediate-Term Bond Fund's shareholders.

          In electing to approve the Plan and recommend it to shareholders of the Intermediate-Term Bond Fund, the Board of Trustees of HighMark Funds acted upon information provided to them, indicating that the proposed Transaction would operate in the best interests of HighMark Funds' shareholders. In particular, the Trustees determined that the proposed transaction offered the following benefits:

         - BETTER LONG-TERM INVESTMENT PERFORMANCE: The Trustees considered favorably that the long-term performance of the Bond Fund was better than that of the Intermediate-Term Bond Fund. For the fiscal year ended July 31, 1999, the Bond Fund had an annualized 5 year total return of 6.72% for Fiduciary Shares and 6.73% for Class A Shares (without sales load). For the same period, the Intermediate-Term Bond Fund had an annualized 5 year total return of 6.16% for Fiduciary Shares and 6.16% for Class A Shares (without sales load).

         - OPPORTUNITIES FOR ECONOMIES OF SCALE: The Trustees considered favorably the potential the consolidation held for increased economies of scale for the Bond Fund that could result in reduced expenses, and consequent increased performance. The Trustees concluded that this could allow shareholders of the Intermediate-Term Bond Fund to pursue similar investment objectives more effectively through ownership of shares of the Bond Fund.

         - TAX-FREE NATURE OF TRANSACTION: The Trustees of HighMark Funds were informed that the proposed Transaction would be accomplished without the imposition of federal income taxes on the Intermediate-Term Bond Fund or its shareholders.

         - NO DILUTION OF SHAREHOLDER INTERESTS: The Trustees of HighMark Funds were informed that the interests of the shareholders of HighMark Funds would not be materially diluted as a result of the proposed Transaction, and that the shareholders of the Intermediate-Term Bond Fund in the aggregate would receive shares of the Bond Fund equal in value to the market value of the assets of the Intermediate-Term Bond Fund.

         The total operating expenses of the Class A Shares and the Fiduciary Shares of the Intermediate-Term Bond Fund and the Bond Fund are identical. Absent fee waivers, the total expenses of the Intermediate-Term Bond Fund would be 1.24% for Class A Shares and 0.99% for Fiduciary Shares, while those of the Bond Fund would be 1.26% for Class A Shares and 1.01% for Fiduciary Shares. Taking into consideration both contractual and voluntary fee waivers, the total operating expenses of the Funds are compared below.

                                         CLASS A SHARES          FIDUCIARY SHARES
                                         --------------          ----------------
         Intermediate-Term Bond Fund:    0.75%                   0.75%
         Bond Fund:                      0.75%                   0.75%

                      INFORMATION ABOUT THE REORGANIZATION

         PLAN OF REORGANIZATION. The proposed Plan provides that the Bond Fund will acquire all of the assets of the Intermediate-Term Bond Fund in exchange for the assumption by the Bond Fund of all of the liabilities of the Intermediate-Term Bond Fund and for Shares all as of the Exchange Date (defined in the Plan to be June 5, 2000, or such other dates as may be decided by HighMark Funds). The following discussion of the Plan is qualified in its entirety by the full text of the Plan, which is attached as Appendix A to this Combined Prospectus/Proxy Statement.

         As a result of the Transaction, each shareholder of the Intermediate-Term Bond Fund will receive that number of full and fractional Shares equal in value at the Exchange Date to the value of the portion of the net assets of the Intermediate-Term Bond Fund transferred to the Bond Fund attributable to the shareholder (based on the proportion of the outstanding shares of the Intermediate-Term Bond Fund owned by the shareholder as of the Valuation Time). The portfolio securities of the Intermediate-Term Bond Fund will be valued in accordance with the generally employed valuation procedures of HighMark Funds. Each reorganization is being accounted for as a tax-free business combination.

         Immediately following the Exchange Date, the Intermediate-Term Bond Fund will distribute pro rata to its respective shareholders of record as of the close of business on the Exchange Date the full and fractional Shares received by it and the Intermediate-Term Bond Fund will be liquidated and dissolved. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of the Bond Fund in the name of the Intermediate-Term Bond Fund's shareholders, each account representing the respective number of full and fractional Shares due such shareholder. All shareholders of the Intermediate-Term Bond Fund will receive the class of shares (Class A or Fiduciary) of the Bond Fund that corresponds to the class of shares of the Intermediate-Term Bond Fund that they hold.

         Each Share will be fully paid and nonassessable when issued, will be transferable without restriction, and will have no preemptive or conversion rights. HighMark Funds' Declaration of Trust permits HighMark Funds to divide its shares of any series, without shareholder approval, into one or more classes of shares having such preferences and special or relative rights and privileges as the Trustees of HighMark Funds may determine.

         The consummation of the reorganization is subject to the conditions set forth in the Plan. The Plan may be terminated and the reorganization abandoned by HighMark Funds at any time, before or after approval by the shareholders, prior to the Exchange Date by HighMark Funds.

         Under Massachusetts law, HighMark Funds' shareholders, could, under certain circumstances, be held personally liable for the obligations of HighMark Funds. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of HighMark Funds. The Declaration of Trust provides for indemnification out of HighMark Funds' property for all loss and expense of any shareholder held personally liable for the obligations of HighMark Funds. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which HighMark Funds would be unable to meet its obligations. The likelihood of such circumstances is remote.

         FEES AND EXPENSES REORGANIZATION. All fees and expenses, including accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred directly in connection with the consummation of the Transaction contemplated by the Agreement will be borne by the Adviser and/or its affiliates including the costs of proxy materials, proxy solicitation, and legal expenses. Fees and expenses not incurred directly in connection with the consummation of the Transaction will be borne by the party incurring such fees and expenses.

         FEDERAL INCOME TAX CONSEQUENCES. The federal income tax consequences of the Transaction should be as follows: (i) under Section 361 of the Code, no gain or loss will be recognized by the Intermediate-Term Bond Fund upon the transfer of its assets to the Bond Fund in exchange for the Bond Fund's Shares and the assumption by the Bond Fund of the liabilities of the Intermediate-Term Bond Fund, or upon the distribution of the Bond Fund Shares by the Intermediate-Term Bond Fund to its shareholders in liquidation; (ii) under Section 354 of the Code, no gain or loss will be recognized by the Intermediate-Term Bond Fund shareholders upon the exchange of their shares of the Intermediate-Term Bond Fund for the Shares; (iii) under Section 358 of the Code, the aggregate basis of Shares an Intermediate-Term Bond Fund shareholder receives in connection with the reorganization will be the same as the aggregate basis of his or her Intermediate-Term Bond Fund shares exchanged therefor; (iv) under Section 1223(1) of the Code, an Intermediate-Term Bond Fund's shareholder's holding period for his or her Shares will be determined by including the period for which he or she held the Intermediate-Term Bond Fund shares exchanged therefor provided that he or she held the Intermediate-Term Bond Fund shares as capital assets; (v) under Section 1032 of the Code, no gain or loss will be recognized by the Bond Fund upon the receipt of the assets of the Intermediate-Term Bond Fund in exchange for Shares and the assumption by the Bond Fund of the liabilities of the Intermediate-Term Bond Fund, (vi) under Section 362 of the Code, the basis in the hands of the Bond Fund of the assets of the Intermediate-Term Bond Fund transferred to the Bond Fund in the reorganization will be the same as the basis of such assets in the hands of the Intermediate-Term Bond Fund immediately prior to the transfer; and (vii) under
Section 1223(2) of the Code, the holding period of the assets of the Intermediate-Term Bond Fund in the hands of the Bond Fund will include the periods during which such assets were held by the Intermediate-Term Bond Fund. As a condition to HighMark Funds' obligation to consummate the reorganization, HighMark Funds will receive an opinion from Ropes & Gray, counsel to HighMark Funds, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, court decisions, and based upon certain representations and assumptions and subject to certain qualifications, for federal income tax purposes the above stated tax consequences will be applicable to the Transaction.

         VOTING RIGHTS. Each shareholder of a HighMark Fund is entitled to one vote per share and a proportionate fractional vote for any fractional share. The former shareholders of the Intermediate-Term Bond Fund, as holders of Class A or Fiduciary Shares of the Bond Fund, will vote separately as a fund or a class on matters relating solely to that fund or class. On all other matters, they will vote in the aggregate with shareholders of all of HighMark Funds. When the former shareholders of the Intermediate-Term Bond Fund vote in the aggregate as shareholders of the Bond Fund, the voting power they will have will be less than the voting power they had when the Intermediate-Term Bond Fund voted in the aggregate. For a more detailed discussion of HighMark Funds' voting procedures, see the HighMark Funds' Prospectuses "GENERAL INFORMATION -- Miscellaneous."

         CAPITALIZATION. The following tables set forth as of July 31, 1999, (i) the capitalization of the Intermediate-Term Bond Fund, (ii) the capitalization of the Bond Fund, and (iii) the pro forma capitalization of the Intermediate-Term Bond Fund as adjusted giving effect to the proposed acquisition of assets at net asset value:


Capitalization Tables as of 7/31/99

If the Reorganization is consummated, the actual adjustments to the number of shares outstanding in each respective class of the HighMark Fund may vary from the numbers above due to changes in the Net Asset Values between July 31, 1999 and the Reorganization date.

     HIGHMARK BOND FUND AND HIGHMARK INTERMEDIATE-TERM BOND FUND (UNAUDITED)

                                                                    HIGHMARK INTERMEDIATE-
                                  HIGHMARK BOND FUND                    TERM BOND FUND               PRO FORMA COMBINED (1), (2)
                                  ------------------                ----------------------           ---------------------------

                                 CLASS A    FIDUCIARY                CLASS A    FIDUCIARY             CLASS A         FIDUCIARY
NET ASSETS (000'S)............   $2,638     $334,900                 $4,591     $257,775              $7,229          $592,675

SHARES (000'S)................      256       32,225                    459       25,783                 702            57,029

NET ASSET VALUE PER SHARE.....   $10.30       $10.39                  $9.99       $10.00              $10.30            $10.39

(1) The adjusted balances are presented as if the Reorganization were effective as of July 31, 1999 for information purposes only. The actual Effective Time of the Reorganization is expected to be June 5, 2000 at which time the results would be reflective of the actual composition of the shareholders' equity at that date.

(2) Assumes that the HighMark Intermediate-Term Bond Fund has executed a reverse stock split on June 2, 2000 immediately preceding the Reorganization, to allow the Net Asset Values of the HighMark Intermediate-Term Bond Fund Class A and Fiduciary Shares to match the Net Asset Values of the HighMark Bond Fund Class A and Fiduciary Shares. Accordingly, this resulted in an adjustment to the number of shares outstanding in the HighMark Intermediate-Term Bond Fund of 13 in Class A Shares and 979 in Fiduciary Shares.

If the Reorganization is consummated, the actual adjustments to the number of shares outstanding in each respective class of HighMark Fund may vary from the numbers above due to changes in the Net Asset Values between July 31, 1999 and the Reorganization date.

INTEREST OF CERTAIN PERSONS IN THE TRANSACTION


         HighMark Capital Management, Inc. may be deemed to have an interest in the Plan of Reorganization and the Transaction because it provides investment advisory services to HighMark Funds pursuant to an advisory agreement. HighMark Capital Management, Inc. receives compensation from HighMark Funds for services it provides pursuant to that Agreement. The terms and provisions of these arrangements are described in HighMark Funds Statement of Additional Information. HighMark Capital Management, Inc. also serves as subadministrator to HighMark Funds for which it receives a fee as described in HighMark Funds Statement of Additional Information. Union Bank of California, N.A. serves as custodian to HighMark Funds for which services it receives a fee as described in HighMark Funds Statement of Additional Information. Union Bank of California, N.A. may also act as a service provider pursuant to the Shareholder Service Plan adopted by HighMark Funds for which services it would also receive a fee as described in HighMark Funds Statement of Additional Information.

                           FINANCIAL STATEMENTS

         The financial statements and financial highlights for HighMark Funds for the periods indicated therein ended July 31, 1999, July 31, 1998 and July 31, 1997 and July 31, 1996 included in HighMark Funds Prospectuses and related Statement of Additional Information have been incorporated by reference in this Combined Prospectus/Proxy Statement in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of that Firm as experts in accounting and auditing. The financial highlights for the fiscal periods ended July 31, 1995 and prior were audited by other auditors whose report, dated September 22, 1995, expressed an unqualified opinion on those statements. The financial highlights for the fiscal period ended January 31, 1997 and prior were audited by other auditors, whose report, dated March 15, 1997, expressed an unqualified opinion of those statements. Unaudited financial statements for HighMark Funds for the period ended January 31, 2000, contained in HighMark Fund's Semi-Annual Report, are also incorporated by reference in this Combined Prospectus/Proxy Statement.

                               VOTING INFORMATION


         Proxies are being solicited from shareholders of the Intermediate-Term Bond Fund by the Board of Trustees of HighMark Funds for the Special Meeting of Shareholders ("Meeting") to be held on May 26, 2000 at 10:00 a.m., Eastern time, at SEI Investments Mutual Fund Services, 1 Freedom Valley Drive, Oaks, PA 19456, or at such later time made necessary by adjournment. A proxy may be revoked at any time at or before the Meeting by submitting to HighMark Funds a subsequently dated proxy, delivering a written notice of revocation to HighMark Funds at 1 Freedom Valley Drive, Oaks, PA 19456, or as otherwise described in the "Introduction" above. Unless revoked, all valid proxies will be voted in accordance with the instructions thereon or, in the absence of instructions, will be voted FOR approval of the Plan. The Transaction contemplated by the Plan will be consummated only if approved by the affirmative vote of a majority of all votes attributable to the voting securities of the Intermediate-Term Bond Fund voting separately as a Fund, as described above. In the event the shareholders do not approve the reorganization, the Trustees of HighMark Funds will consider possible alternative arrangements in the best interests of the Fund and its shareholders.



         Proxies are being solicited by mail. Shareholders of record of the Intermediate-Term Bond Fund at the close of business on March 16, 2000, (the "Record Date"), will be entitled to vote at the Meeting of or any adjournment thereof. The holders of a majority of votes attributable to the outstanding voting shares of the Fund represented in person or by proxy at the Meeting will constitute a quorum for the Fund for the Meeting, and a majority of the shares of the Intermediate-Term Bond Fund voted on the Transaction is necessary to approve the Transaction. Shareholders are entitled to one vote per share and a proportionate fractional vote for any fractional share.


         Votes cast by proxy or in person at the meeting will be counted by the inspector of election appointed by the Intermediate-Term Bond Fund. The inspector of election will count the total number of votes cast "for" approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast. The inspector of election will count shares represented by proxies that reflect abstentions as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum; however, the inspector of election will not count "broker non-votes" (I.E., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have the discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. For purposes of determining whether an issue has been approved, abstentions have the effect of a negative vote on the proposal, and broker non-votes are treated as "against" votes in those instances where approval of an issue requires a certain percentage of all votes outstanding, but are given no effect in those instances where approval of an issue requires a certain percentage of the votes constituting the quorum for such issue.

         As of March 16, 2000, there were issued and outstanding 465,158 Class A Shares and 24,240,441 Fiduciary Shares of the Intermediate-Term Bond Fund; and 264,099 Class A Shares and 31,275,737 Fiduciary Shares of the Bond Fund.

         The votes of the shareholders of the Bond Fund are not being solicited, since their approval or consent is not necessary for approval of the Plan. As of March 16, 2000, the officers and Trustees of HighMark Funds as a group beneficially owned less than 1% of the outstanding Retail and Fiduciary shares of HighMark Funds. At March 16, 2000, to the best of the knowledge of HighMark Funds, the following owned 5% or more of the outstanding shares of:

                    INTERMEDIATE-TERM BOND - CLASS A SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ----------------------------------
National Financial Services Corp.                         68.99%
for Exclusive Benefit of our Cust
P.O.  Box 3908
Church Street Station
New York, NY  10008-3908

                    INTERMEDIATE-TERM BOND - FIDUCIARY SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
         ----------------                    ----------------------------------
Lane & Company                                           99.66%
c/o Union Bank of California
Attn:  Kathleen Heilman
P.  O.  Box 85484
San Diego, CA  92186-5484

                           BOND FUND - CLASS A SHARES

         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
Northwestern Trst.  & Advisory Co. TTBE                       6.64%
1201 3rd Ave., Suite 2010
Seattle, WA  98101-3026

Jody A. Bertolini TTEE
The Bertolini Trust                                           7.39%
UA 11/30/1999
P.O. Box 9598
Santa Rosa, CA 95405-1598


                          BOND FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                    PERCENTAGE OF BENEFICIAL OWNERSHIP
BTM U.S. Agency Retirement Plan                               5.83%
1251 Avenue of the Americas
New York, NY 10020


         NAME AND ADDRESS                    PERCENTAGE OF OWNERSHIP OF RECORD
Lane & Company                                                60.77%
c/o Union Bank of California
Attn:  Kathleen Heilman
P.O.  Box 120109
San Diego, CA  92112-0109

BTMT Pension                                                  33.29%
c/o Bank of Tokyo-Mitsubishi Trust Company
Attn:  Dennis Demetropoulos
1251 Avenue of the Americas FL 10
New York, NY  10020-1104

THE BOARD OF TRUSTEES OF HIGHMARK FUNDS, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMEND APPROVAL OF THE PLAN.

INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

         This Combined Prospectus/Proxy Statement and the related statement of additional information do not contain all of the information set forth in the registration statements and the exhibits relating thereto which HighMark Funds has filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act to which reference is hereby made. The SEC file numbers for the HighMark Funds Prospectuses and related statement of additional information which are incorporated by reference herein are Registration No. 33-12608 and 811-5059.

         HighMark Funds is subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, registration statements and other information filed by HighMark Funds can be inspected and copied at the public reference facilities of the SEC at 450 Fifth Street, N.W. Washington, D.C. 20549. Copies of such filings may also be available at the following SEC regional offices: 90 Devonshire Street, Suite 700, Boston, MA 02109; 500 West Madison Street, Suite 1400, Chicago, IL 60611-2511; and 601 Walnut Street, Suite 1005E, Philadelphia, PA 19106. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates.

EXHIBIT A


                                 HIGHMARK FUNDS
                             PLAN OF REORGANIZATION


       This Plan of Reorganization having been approved by the Board of Trustees of HighMark Funds is made as of ________________, 2000 by HighMark Funds (the "Plan"). The capitalized terms used herein shall have the meaning ascribed to them in this Plan.

OVERVIEW OF PLAN OF REORGANIZATION

      (1) The HighMark Intermediate-Term Bond Fund ("Intermediate-Term Bond Fund" or the "Consolidating Fund") will sell, assign, convey, transfer and deliver to the HighMark Bond Fund (the "Bond Fund" or the "Consolidated Fund") on the Exchange Date all of the properties and assets existing at the Valuation Time in the Consolidating Fund. In consideration therefor, the Consolidated Fund shall, on the Exchange Date, assume all of the liabilities of the Consolidating Fund for a number of full and fractional shares of the Consolidating Fund having an aggregate net asset value equal to the value of the assets of the Consolidating Fund transferred to the Consolidated Fund on such date less the value of the liabilities of the Consolidating Fund assumed by the Consolidated Fund on that date. It is intended that the reorganization described in this Plan shall be a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code").

    (2) Upon consummation of the transactions described in paragraph (1) of this Plan, the Consolidating Fund shall distribute in complete liquidation to its shareholders of record as of the Exchange Date the shares of the Consolidated Fund received by it, each shareholder being entitled to receive the number of such shares of the Consolidated Fund equal to the proportion which the number of shares of beneficial interest of the Consolidating Fund held by such shareholder bears to the number of such shares of the Consolidating Fund outstanding on such date.

FACTUAL BASIS OF THE PLAN

1. (a) HighMark Funds is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry out the transactions involved under this Plan. Each of the Intermediate-Term Bond Fund and the Bond Fund (each a "HighMark Fund" and, collectively, the "HighMark Funds") has all necessary federal, state and local authorizations to carry on its business as now being conducted and to carry out this Plan.


                                       A1

      (b) HighMark Funds is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. Each HighMark Fund has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of the Code as of and since its first taxable year and each HighMark Fund qualifies and intends to continue to qualify as a regulated investment company for the taxable year ending upon its liquidation. Each HighMark Fund has been regulated as an investment company under such Sections of the Code at all times since its inception.

      (c) The statement of assets and liabilities, statement of operations, and statements of changes in net assets, financial highlights and schedule of investments (indicating their market values) for each HighMark Fund for the year ended July 31, 1999, such statements and schedules having been audited by Deloitte & Touche LLP, independent accountants to HighMark Funds, fairly present the financial position of each HighMark Fund as of such date and said statements of operations and changes in net assets and financial highlights fairly reflect the results of operations, changes in net assets and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles.

     (d) The prospectuses of each HighMark Fund dated November 30, 1999, as filed with the Securities and Exchange Commission (the "Commission") (the Prospectuses") and the Statement of Additional Information for HighMark Funds, dated November 30, 1999, as filed with the Commission did not as of their such dates, and will not as of the Exchange Date contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of HighMark Funds, threatened against HighMark Funds which assert liability on the part of HighMark Funds.

     (f) The Consolidating Fund does not have any known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its respective statement of assets and liabilities as of July 31, 1999 referred to in Section 1(c) hereof and those incurred in the ordinary course of HighMark Funds' business as an investment company since that date.

     (g) As used in this Plan, the term "Investments" shall mean the Consolidating Fund's investments shown on their respective schedule of portfolio investments as of July 31, 1999 referred to in Section 1(c) hereof as supplemented with such changes as HighMark Funds or the Consolidating Fund shall make after that date.

     (h) HighMark Funds and each HighMark Fund has filed or will file all federal and state tax returns which, to the knowledge of HighMark Funds' officers, are required to be filed by HighMark Funds and has paid or will pay all federal and state taxes shown to be due on said


                                       A2
returns or on any assessments received by HighMark Funds or each HighMark Fund. All tax liabilities of HighMark Funds and each HighMark Fund have been adequately provided for on its books, and no tax deficiency or liability of HighMark Funds or any HighMark Fund has been asserted, and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

     (i) At both the Valuation Time and the Exchange Date and except for shareholder approval, HighMark Funds, on behalf of the Consolidating Fund, will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other assets and liabilities transferred by it pursuant to this Plan. At the Exchange Date, subject only to the delivery of the shares, Investments and any such other assets and liabilities as contemplated by this Plan, HighMark Funds, on behalf of the Consolidated Fund, will acquire the Investments and any such other assets subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof.

     (j) At both the Valuation Time and the Exchange Date, HighMark Funds and the Consolidated Fund will have full right, power and authority to purchase the Investments and any other assets and assume the liabilities of the Consolidating Fund to be transferred to it pursuant to this Plan.

     (k) Each HighMark Fund is qualified and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code.

     (l) At the Exchange Date, the Consolidating Fund will have sold such of its assets, if any, as necessary to assure that, after giving effect to the acquisition of its assets pursuant to this Plan, the Consolidated Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in its Prospectus and Statement of Additional Information.

SPECIFICS OF PLAN

2. REORGANIZATION. (a) Subject to the requisite approval of the respective shareholders of the Consolidating Fund and to the other terms and conditions contained herein (including the Consolidating Fund's distribution to its respective shareholders of all of its investment company taxable income and net capital gain (as described in Section 7(k)), the Consolidating Fund will sell, assign, convey, transfer and deliver to the Consolidated Fund and the Consolidated Fund will acquire from the Consolidating Fund, on the Exchange Date all of the Investments and all of the cash and other assets of the Consolidating Fund in exchange for that number of shares of beneficial interest of the Consolidated Fund provided for in Section 3 and the assumption by the Consolidated Fund of all of the liabilities of the Consolidating Fund. Pursuant to this Plan, the Consolidating Fund will, as soon as practicable after the Exchange Date, distribute in liquidation all of the Consolidated Fund's shares received by it to its


                                       A3
shareholders in exchange for their shares of beneficial interest of the Consolidating Fund.

    (b) HighMark Funds, on behalf of the Consolidating Fund, will pay or cause to be paid to the Consolidated Fund any interest and cash dividends received by it on or after the Exchange Date with respect to the Investments transferred to the Consolidated Fund hereunder. HighMark Funds, on behalf of the Consolidating Fund, will transfer to the Consolidated Fund any rights, stock dividends or other securities received by it after the Exchange Date as stock dividends or other distributions on or with respect to the Investments transferred, which rights, stock dividends and other securities shall be deemed included in the assets transferred to the Consolidated Fund at the Exchange Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Exchange Date shall be included in the determination of the value of the assets of the Consolidating Fund.

3. EXCHANGE DATE; VALUATION TIME. On the Exchange Date, the Consolidated Fund will deliver to the Consolidating Fund a number of shares of the Consolidated Fund having an aggregate net asset value equal to the value of the assets of the Consolidating Fund, less the value of the liabilities of the Consolidating Fund assumed, determined as hereafter provided in this Section.

     (a) The valuation time shall be 4:00 pm. (Eastern time) June 2, 2000 or such earlier or later day as may be established by the proper officers of HighMark Funds (the "Valuation Time").

     (b) The net asset value of shares of the Consolidated Fund to be delivered to the Consolidating Fund, the value of the assets of the Consolidating Fund, and the value of the liabilities of the Consolidating Fund to be assumed by the Consolidated Fund in each case shall be computed as of the Valuation Time pursuant to the valuation procedures customarily used by HighMark Funds.

     (c) No formula will be used to adjust the net asset value of each HighMark Fund to take into account differences in realized and unrealized gains and losses.

     (d) HighMark Funds, on behalf of the Consolidated Fund, shall issue shares of the Consolidated Fund to the Consolidating Fund on one share deposit receipt registered in the name of the Consolidating Fund. The Consolidating Fund shall distribute in liquidation shares of the Consolidated Fund received by it hereunder pro rata to its respective shareholders by redelivering such share deposit receipt to HighMark Funds' transfer agent, which will as soon as practicable set up open accounts for each shareholder of the Consolidating Fund in accordance with written instructions furnished by HighMark Funds.

     (e) The Consolidated Fund shall assume all liabilities of the Consolidating Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of the Consolidating Fund or otherwise, except that recourse for assumed liabilities relating to


                                       A4
the Consolidating Fund will be limited to the Consolidated Fund.

4. EXPENSES AND FEES. All fees and expenses, including accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred directly in connection with the consummation of the transaction contemplated by this Plan will be borne by HighMark Capital Management, Inc. and/or its affiliates including the costs of proxy materials, proxy solicitation, and legal expenses. Fees and expenses not incurred directly in connection with the consummation of the Plan will be borne by the party incurring such fees and expenses.

     (b) Notwithstanding any other provisions of this Plan, if for any reason the transaction contemplated by this Plan is not consummated, no entity shall be liable to the other entity for any damages resulting therefrom, including, without limitation, consequential damages.

5. EXCHANGE DATE. Delivery of the assets of the Consolidating Fund to be transferred, assumption of the liabilities of the Consolidating Fund to be assumed, and the delivery of the Consolidated Fund's shares to be issued shall be made at the offices of HighMark Funds, 1 Freedom Valley Road, Oaks, Pennsylvania 19456, at 9:00 a.m. Eastern time on the next full business day following the Valuation Time, or at such other time and date established by the proper officers of HighMark Funds, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

6. SPECIAL MEETING OF SHAREHOLDERS: Dissolution. (a) The Consolidating Fund agrees to call a special meeting of its respective shareholders as soon as is practicable after the effective date of the registration statement filed with the Commission by HighMark Funds on Form N-14 relating to the shares of the Intermediate-Term Bond Fund issuable hereunder (the "Registration Statement"), and the proxy statement of the Intermediate-Term Bond Fund included therein (the "Proxy Statement") for the purpose of considering the sale of all of the assets of the Consolidating Fund to and the assumption of all of the liabilities of the Consolidating Fund by the Consolidated Fund as herein provided, adopting this Plan, and authorizing the liquidation and dissolution of the Consolidating Fund, and it shall be a condition to the obligations of each of the parties hereto that the holders of the shares of beneficial interest of the Consolidating Fund shall have approved this Plan and the transactions contemplated herein in the manner required by law and HighMark Funds' Declaration of Trust at such a meeting on or before the Valuation Time.

     (b) The Consolidating Fund will liquidate and dissolve in the manner provided in HighMark Funds' Declaration of Trust and in accordance with applicable law, provided that the Consolidating Fund will not make any distributions of shares of the Consolidated Fund to its shareholders without first paying or adequately providing for the payment of all of its debts, obligations and liabilities.

7. CONDITIONS TO BE MET REGARDING THE TRANSACTION. The intention of HighMark Funds to consummate each of the transactions described herein is subject to the following conditions:


                                       A5

    (a) This Plan shall have been adopted and the transactions contemplated hereby, including the liquidation and dissolution of the Consolidating Fund, shall have been approved by its shareholders in the manner required by law.

    (b) The officers of HighMark Funds shall cause the preparation of a statement of assets of the Consolidating Fund and liabilities, with values determined as provided in Section 3, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on HighMark Funds' behalf by its President (or any Vice President) and Treasurer, and a certificate of both such officers, dated the Exchange Date, that there has been no material adverse change in the financial position of the Consolidating Fund since July 31, 1999, other than changes in the Investments since that date or changes in the market value of the Investments, or changes due to net redemptions of shares of the Consolidating Fund, dividends paid or losses from operations.

    (c) The officers of HighMark Funds shall cause the preparation of a statement of the Consolidated Fund's net assets, together with a list of portfolio holdings with values determined as provided in Section 3 hereof, all as of the Valuation Time certified on HighMark Funds' behalf by its President (or any Vice President) and Treasurer.

    (d) The President (or any Vice President) and Treasurer of HighMark Funds shall certify that as of the Valuation Time and as of the Exchange Date all the elements in Section 1 of this Plan are true and correct in all material respects as if made at and as of such dates and that each HighMark Fund has complied with and satisfied all the conditions on its part under the Plan to be performed or satisfied at or prior to such dates.

    (e) There shall not be any material litigation pending with respect to the matters contemplated by this Plan.

    (f) HighMark Funds shall have received an opinion of Ropes & Gray dated the Exchange Date to the effect that: (i) HighMark Funds is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts, and neither HighMark Funds nor any HighMark Fund is, to the knowledge of such counsel, required to qualify to do business as a foreign association in any jurisdiction; (ii) HighMark Funds, on behalf of the Consolidating Fund, has the power to sell, assign, convey, transfer and deliver the Investments and other assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Plan, HighMark Funds, on behalf of the Consolidating Fund, will have duly sold, assigned, conveyed, transferred and delivered such Investments and other assets to the Consolidated Fund; (iii) the adoption of this Plan did not, and the consummation of the transactions contemplated hereby will not, violate HighMark Funds' Declaration of Trust or Code of Regulations, as amended, or any provision of any agreement known to such counsel to which HighMark Funds is a party or by which it is bound; (iv) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by HighMark Funds of the transactions


                                       A6
contemplated hereby, except such as have been obtained under the Securities Act of 1933 (the "1933 Act"), the Securities Exchange Act of 1934 ("the 1934 Act") and the 1940 Act; (v) this Plan has been duly authorized, executed and delivered by HighMark Funds and is a valid and binding obligation of HighMark Funds; and
(vi) the shares of the Consolidated Fund to be delivered to the Consolidating Fund as provided for by this Plan are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by HighMark Funds and no shareholder of HighMark Funds has any preemptive right to subscription or purchase in respect thereof.

     (g) With respect to the transaction, HighMark Funds shall have received an opinion of Ropes & Gray addressed to HighMark Funds and dated the Exchange Date to the effect that for Federal income tax purposes: (i) no gain or loss will be recognized by the Consolidating Fund upon the transfer of the assets and Investments to the Consolidated Fund in exchange for shares of the Consolidated Fund and the assumption by the Consolidated Fund of the liabilities of the Consolidating Fund or upon the distribution of shares of the Consolidating Fund by the Consolidating Fund to its shareholders in liquidation; (ii) no gain or loss will be recognized by the shareholders of the Consolidating Fund upon the exchange of its shares for the shares of the Consolidated Fund; (iii) the basis of the shares of the Consolidated Fund's shares a shareholder of the Consolidating Fund receives in connection with the exchange will be the same as the basis of his or her Consolidating Fund's shares exchanged therefor; (iv) the Consolidating Fund's shareholder's holding period for his or her Consolidated Fund's shares will be determined by including the period for which he or she held the shares of the Consolidating Fund exchanged therefor, provided that he or she held such shares of the Consolidating Fund as capital assets; (v) no gain or loss will be recognized by the Consolidated Fund upon the receipt of the assets transferred to the Consolidated Fund pursuant to this Plan in exchange for the shares of the Consolidated Fund and the assumption by the Consolidated Fund of the liabilities of the Consolidating Fund; (vi) the basis in the hands of the Consolidated Fund of the assets of the Consolidating Fund will be the same as the basis of the assets in the hands of the Consolidating Fund immediately prior to the transfer; and (vii) the Consolidated Fund's holding periods of the assets of the Consolidating Fund will include the period for which such assets were held by the Consolidating Fund.

     (h) The assets of the Consolidating Fund to be acquired by the Consolidated Fund will include no assets which the Consolidated Fund, by reason of limitations contained in HighMark Funds' Declaration of Trust or of investment restrictions disclosed in its Prospectus in effect on the Exchange Date, may not properly acquire.

     (i) The Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or to the knowledge of HighMark Funds, contemplated by the Commission.

     (j) HighMark Funds shall have received from the Commission such order or orders as Ropes & Gray deems reasonably necessary or desirable under the 1933 Act, the 1934 Act, the


                                       A7

1940 Act in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

     (k) Prior to the Exchange Date, the Consolidating Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its respective shareholders all of its investment company taxable income for its taxable years ending on or after July 31, 1999 and on or prior to the Exchange Date (computed without regard to any deduction for dividends paid), and all of its net capital gain realized in each of its taxable years ending on or after July 31, 1999 and on or prior to the Exchange Date (after reduction for any capital loss carryover).

     (l) The custodian of HighMark Funds shall have delivered to HighMark Funds a certificate identifying all of the assets of the Consolidating Funds held by such custodian as of the Valuation Time.

     (m) The transfer agent of HighMark Funds shall have provided to HighMark Funds (i) a certificate setting forth the number of shares of the Consolidating Fund outstanding as of the Valuation Time and (ii) the name and address of each holder of record of any such shares of the Consolidating Fund and the number and class of shares held of record by each such shareholder.

     (n) HighMark Funds, on behalf of the Consolidating Fund, shall have executed and delivered an Assumption of Liabilities dated as of the Exchange Date pursuant to which the Consolidating Fund will assume all of the liabilities of the Consolidating Fund existing at the Valuation Time in connection with the transactions contemplated by this Plan.

     (o) HighMark Funds, on behalf of the Consolidating Fund, shall have executed and delivered an instrument of transfer ("Transfer Document") and any other certificates or documents HighMark Funds may deem necessary or desirable to transfer the Consolidating Fund's entire right, title and interest in and to the Investments and all other assets.

8. NO BROKER. There is no person who has dealt with HighMark Funds or any HighMark Fund who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Plan.

9. TERMINATION. HighMark Funds may, by consent of its trustees, terminate this Plan, and HighMark Funds, after consultation with counsel, may modify this Plan in any manner deemed necessary or desirable.

10. RULE 145. Pursuant to Rule 145 under the 1933 Act, HighMark Funds will, in connection with the issuance of any shares of the Consolidated Fund to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such


                                       A8
person (if any) a legend as follows:

THESE SHARES HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO HIGHMARK FUNDS OR ITS PRINCIPAL UNDERWRITER UNLESS (i) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR (ii) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO HIGHMARK FUNDS SUCH REGISTRATION IS NOT REQUIRED.

and, further, HighMark Funds will issue stop transfer instructions to HighMark Funds' transfer agent with respect to such shares.

11. AGREEMENT AND DECLARATION OF TRUST. Copies of the Agreement and Declaration of Trust of HighMark Funds and any amendments thereto so filed is on file with the Secretary of State of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the trustees of HighMark Funds, as trustees and not individually, and that the obligations of this instrument are not binding upon any of the trustees, officers or shareholders of HighMark Funds individually but are binding only upon the assets and property of HighMark Funds.

The names "HighMark Funds" and "Trustees of HighMark Funds" refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust filed on March 10, 1987, as amended, to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of HighMark Funds entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, Shareholders or representatives of the Trust personally, but bind only the assets of the Trust, and all persons dealing with any series of Shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust.


                                         HighMark Funds


                                         By: __________________________



                                       A9

                                 HIGHMARK FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

         This Statement of Additional Information contains information which may be of interest to investors, but which is not included in the Combined Prospectus/Proxy Statement of HighMark Funds dated April 26, 2000 (the "Prospectus") relating to the transfer of the assets and liabilities of the HighMark Intermediate-Term Bond Fund to the HighMark Bond Fund. This Statement of Additional Information is not a prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained, without charge, by writing SEI Investments Distribution Co., 1 Freedom Valley Drive, Oaks, PA 19456 or by calling 1-800-734-2922.

         The Statement of Additional Information for HighMark Funds, dated November 30, 1999 has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

         Audited financial statements for the Intermediate-Term Bond Fund and the Bond Fund for the period ended July 31, 1999 are contained in the Annual Report, which is incorporated herein by reference. Unaudited financial statements for the Intermediate-Term Bond Fund and the Bond Fund for the period ended January 31, 2000 are contained in the Semi-Annual Report, which is also incorporated herein by reference.


         The date of this Statement of Additional Information is April 26, 2000.


                                       B1

                                TABLE OF CONTENTS



Financial Statements of the combined Funds
on a pro-forma basis for year ended
July 31, 1999 (unaudited) ..................................................B-3


                                       B2

HIGHMARK BOND FUND
PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES (000)
FOR THE YEAR ENDED JULY 31, 1999

                                                                                                                          COMBINED
                                                                                   BOND     INTERMEDIATE-    PROFORMA     PROFORMA
                                                                                   FUND     TERM BOND FUND  ADJUSTMENTS   BOND FUND
ASSETS:
    Investments at market value                                                   $399,692      $278,027                   $677,719
      (cost of $406,331, $281,152 and $687,483, respectively)
    Interest Receivable                                                              4,782         4,275                      9,057
    Receivable for investment securities sold                                            -             -                          -
    Receivable for capital shares sold                                                 109           290                        399
    Other assets                                                                     1,658             5                      1,663

    Total Assets                                                                   406,241       282,597             -      688,838

LIABILITIES:
    Payable for investment securities purchased                                          -             -                          -
    Payable for capital shares repurchased                                             114            62                        176
    Payable upon return of securities loaned                                        68,215        19,987                     88,202
    Other Liabilities                                                                  374           182                        556

    Total Liabilities                                                               68,703        20,231             -       88,934

NET ASSETS:
    Fiduciary Shares - HighMark Bond Fund
      (based on 32,224,970 outstanding shares)                                     342,359
    Fiduciary Shares - Pro Forma HighMark Bond Fund
      (based on 57,028,834 outstanding shares)                                                                              604,870
    Fiduciary Shares - HighMark Intermediate-Term Bond Fund                                      262,511
     (based on 25,783,110 outstanding shares)
    Class A - HighMark Bond Fund (based on 256,052 outstanding shares)               2,743
    Class A - Proforma HighMark Bond Fund
      (based on 701,613 outstanding shares)                                                                                   8,065
    Class A - HighMark Intermediate-Term Bond Fund
      (based on 459,324 outstanding shares)                                                        5,322
    Undistributed net investment income                                                444           232                        676
    Accumulated net realized gain (losses) on investments                           (1,369)       (2,574)                    (3,943)
    Net unrealized appreciation (depreciation) on investments                       (6,639)       (3,125)                    (9,764)

    TOTAL NET ASSETS                                                               337,538       262,366                    599,904

Net Asset Value, Offering Price and Redemption Price Per Share -- Fiduciary Class    10.39         10.00                      10.39
Net Asset Value and Redemption Price Per Share -- Class A                            10.30          9.99                      10.30
Maximum Offering Price Per Share -- Class A                                          10.62         10.30                      10.62




                                       B3

HIGHMARK BOND FUND
PRO FORMA COMBINING STATEMENTS OF OPERATIONS (000)
FOR THE YEAR ENDED JULY 31, 1999

                                                             BOND         INTERMEDIATE-      PROFORMA         COMBINED
                                                             FUND        TERM BOND FUND     ADJUSTMENTS      BOND FUND
Interest Income                                           $18,323               $17,203                        $35,526
Dividend Income                                                 -                     -                              -

    Total Investment Income                               $18,323               $17,203               -        $35,526
Expenses:
    Administrative Fee                                        574                   531                          1,105
    Administrative Fees Waived                                (57)                  (53)                          (110)
    Investment Adviser Fee                                  1,435                 1,328                          2,763
    Investment Adviser Fee Waiver                               -                     -                              -
    Shareholder Servicing Fees Fiduciary                      710                   650            (433)           927
    Shareholder Servicing Fees Class A                          7                    14              (9)            12
    Shareholder Servicing Fees Waived                        (689)                 (584)                        (1,273)
    Custodian Fees                                             29                    27                             56
    Professional Fees                                          35                    20             (14)            41
    Registration Fees                                          40                    16             (16)            40
    Transfer Agent Fees                                        30                    21                             51
    Distribution Fees Class A                                   7                    13                             20
    Distribution Fees Waiver                                   (7)                  (13)                           (20)
    Insurance Fees                                              5                     2                              7
    Trustees Fees                                              12                     5                             17
    Printing Fees                                              30                    16               -             46
    Miscellaneous Fees                                          2                     5               -              7

         Total Expenses                                     2,163                 1,998            (472)         3,689
         Reduction of Expenses                                 (6)                   (6)                           (12)

         Total Net Expenses                                 2,157                 1,992                          3,677

    Net Investment Income                                  16,166                15,211             472         31,849
    Net Realized Gain (Loss) on Investments                 2,681                   693                          3,374
    Change in Unrealized Appreciation
          (Depreciation) on Investments                   (14,801)               (9,244)                       (24,045)
    Net Realized and Unrealized Gain on Investments       (12,120)               (8,551)                       (20,671)
    Increase in Net Assets Resulting from Operations        4,046                 6,660                         11,178


HIGHMARK BOND FUND
PRO FORMA COMBINING
SCHEDULE OF INVESTMENTS                           BOND FUND                 INTERMEDIATE-TERM BOND FUND        PROFORMA BOND FUND
July 31, 1999 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Face         Market          Face           Market         Face         Market
                                                   Amount        Value          Amount          Value         Amount        Value
                                                    (000)        (000)           (000)          (000)          (000)         (000)
-----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--9.6%
U.S. TREASURY NOTES
     6.250%, 05/31/00                                                             2,000          2,015          2,000         2,015
     6.125%, 09/30/00                                                             2,000          2,015          2,000         2,015
     7.250%, 05/15/04 (A)                                                         7,000          7,378          7,000         7,378
     5.875%, 11/05/05 (A)                                                         2,000          1,985          2,000         1,985
     7.750%, 01/31/00                                 1,500         1,519                                       1,500         1,519
     6.750%, 04/30/00                                 1,000         1,011                                       1,000         1,011
     5.500%, 01/31/03 (A)                             1,500         1,484                                       1,500         1,484
U.S. TREASURY BONDS
    10.375%, 11/15/12 (A)                             3,000         3,786                                       3,000         3,786
     7.250%, 05/15/16 (A)                             9,850        10,728                                       9,850        10,728
     8.125%, 08/15/19 (A)                            12,500        14,939                                      12,500        14,939
     8.750%, 08/15/20 (A)                             4,860         6,180                                       4,860         6,180
     7.250%, 08/15/22 (A)                             1,500         1,661                                       1,500         1,661
     7.125%, 02/15/23                                 2,800         3,065                                       2,800         3,065

                                                            --------------              ---------------               --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (COST $56,894)                                                   44,373                       13,393                       57,766
                                                            --------------              ---------------               --------------

U.S. GOVERNMENT AGENCY
OBLIGATIONS--28.7%
AID-ISRAEL
     7.125%, 08/15/99                                 2,000         2,001                                       2,000         2,001

FHLMC
     8.000%, 05/15/00                                                               220            221            220           221
     7.000%, 09/01/01                                                             3,281          3,293          3,281         3,293
     7.000%, 02/20/18                                   974           979                                         974           979
     6.250%, 01/15/24                                 2,000         1,890                                       2,000         1,890

FNMA
     5.625%, 03/15/01  (A)                            5,000         4,975                                       5,000         4,975
     6.200%, 09/25/02                                 2,000         1,985         1,000            992          3,000         2,977
     5.125%, 02/13/04  (A)                           11,000        10,447        10,000          9,497         21,000        19,944
     6.850%, 09/12/05  (A)                            2,000         2,003         2,000          2,003          4,000         4,006
     6.700%,  11/10/05                                1,000         1,000         3,750          3,750          4,750         4,750
     6.500%,  12/01/07                                                            1,162          1,135          1,162         1,135
     6.000%,  05/01/09                                                              635            608            635           608
     6.375%,  06/01/09  (A)                                                       3,500          3,411          3,500         3,411
     6.000%,  09/01/10                                                            1,338          1,280          1,338         1,280
     6.000%,  05/01/11                                                            2,000          1,913          2,000         1,913
     6.000%,  01/01/12                                                            1,598          1,529          1,598         1,529
     6.000%,  03/01/13                                                            2,607          2,494          2,607         2,494
     6.500%,  03/25/13                                1,500         1,478                                       1,500         1,478
     6.500%, 03/01/24                                 1,051         1,000                                       1,051         1,000
     8.000%,  08/01/24                                   80            82                                          80            82
     8.000%,  09/01/24                                   23            23                                          23            23
     8.000%,  10/01/24                                   94            96                                          94            96
     8.500%, 05/01/25                                   479           497                                         479           497
     6.500%,  01/01/26                                  715           680                                         715           680
     6.500%, 05/01/26                                   634           603                                         634           603
     8.000%, 07/01/26                                   767           783                                         767           783
     7.500%, 12/01/26                                 8,220         8,218                                       8,220         8,218
     6.000%, 12/01/27                                 1,802         1,668                                       1,802         1,668
     6.500%,  01/01/28                                  924           880                                         924           880
     6.500%,  02/01/28                                1,428         1,360                                       1,428         1,360
     6.500%, 03/01/28                                 1,713         1,631                                       1,713         1,631
     6.500%, 04/01/28                                 4,733         4,505                                       4,733         4,505
     6.000%, 07/01/28                                 7,864         7,287                                       7,864         7,287
     6.000%, 08/01/28                                   978           907                                         978           907
     6.000%, 10/01/28                                 4,882         4,522                                       4,882         4,522
     6.000%, 12/01/28                                32,401        30,001                                      32,401        30,001
     6.500%, 01/01/29                                14,315        13,626                                      14,315        13,626

U.S. GOVERNMENT AGENCY
 OBLIGATIONS  (CONTINUED)
GNMA
     8.000%,  04/15/17                                  257           263                                         257           263
     8.000%,  05/15/17                                  124           127                                         124           127
     6.500%, 06/15/23                                 1,908         1,811                                       1,908         1,811
     6.500%, 12/15/23                                 1,115         1,059                                       1,115         1,059
     6.500%,  01/15/24                                  420           399                                         420           399
     7.000%,  01/15/24                                  569           555                                         569           555
     7.500%, 01/15/24                                   789           788                                         789           788
     6.500%,  02/15/24                                  737           700                                         737           700
     7.500%, 02/15/24                                 1,010         1,008                                       1,010         1,008
     7.000%, 04/15/24                                 1,159         1,130                                       1,159         1,130
     7.500%, 09/15/25                                   619           619                                         619           619
     6.500%,  10/15/25                                  766           728                                         766           728
     6.500%,  04/15/26                                1,725         1,639                                       1,725         1,639
     8.000%, 11/15/26                                 5,000         5,108         4,000          4,086          9,000         9,194
     7.500%, 02/15/27                                   610           609                                         610           609
     7.500%, 06/15/27                                   331           331                                         331           331
     7.500%,  07/15/27                                  961           960                                         961           960
     7.500%,  08/15/27                                  823           822                                         823           822
     6.000%,  07/15/28                                                            1,998          1,840          1,998         1,840
     6.000%,  08/15/28                                                              999            921            999           921
     6.000%,  09/15/28                                2,999         2,763         1,999          1,841          4,998         4,604
     6.500%,  01/15/29                                                            4,852          4,605          4,852         4,605
TOTAL U.S. GOVERNMENT
 AGENCY OBLIGATIONS
                                                            --------------              ---------------               --------------
(COST $177,882)                                                   126,546                       45,419                      171,965
                                                            --------------              ---------------               --------------

Certificates of Deposit -
 Yankee--0.8%
Asian Development Bank
     5.750%, 05/19/03                                 5,000         4,912                                       5,000         4,912
                                                            --------------                                            --------------
TOTAL CERTIFICATES OF
 DEPOSIT - YANKEE (COST $4,970)                                     4,912                                                     4,912
                                                            --------------                                            --------------

Corporate Obligations--48.8%
AEROSPACE & DEFENSE--2.7%
Lockheed Martin
     7.450%, 06/15/04                                                             5,500          5,569          5,500         5,569
     7.700%, 06/15/08                                 1,500         1,526                                       1,500         1,526
McDonnell Douglas
     6.875%, 11/01/06                                                             1,000          1,000          1,000         1,000
Raytheon
     6.750%, 08/15/07                                                             6,000          5,865          6,000         5,865
     6.150%, 11/01/08                                 2,500         2,334                                       2,500         2,334
                                                            --------------              ---------------               --------------
                                                                    3,860                       12,434                       16,294
                                                            --------------              ---------------               --------------

AUTOMOTIVE--5.4%
Ford Motor Credit
     8.200%, 02/15/02                                                             6,000          6,225          6,000         6,225
     6.500%, 02/28/02  (A)                            6,500         6,484         4,500          4,489         11,000        10,973
     7.750%,  11/15/02                                1,000         1,027                                       1,000         1,027
General Motors
     8.950%, 07/02/09                                                             4,455          4,595          4,455         4,595
General Motors Acceptance, MTN
     5.350%, 12/07/01                                 5,000         4,869         5,000          4,869         10,000         9,738
                                                            --------------              ---------------               --------------
                                                                   12,380                       20,178                       32,558
                                                            --------------              ---------------               --------------

Auto Rental & Leasing--0.6%
Hertz
                                                                                        ---------------               --------------
     6.625%, 05/15/08                                                             4,000          3,825          4,000         3,825
                                                                                        ---------------               --------------

CORPORATE OBLIGATIONS
 (CONTINUED)
BANKS--6.8%
BankBoston, N.A.
     8.375%,  12/15/02                                1,250         1,306         2,500          2,612          3,750         3,918
Bankers Trust
     7.250%, 01/15/03                                                             3,500          3,513          3,500         3,513
Bancponce
     6.750%, 12/15/05                                                             2,000          1,965          2,000         1,965
Citicorp  (A)                                         4,100         4,044                                       4,100         4,044
     6.750%, 08/15/05                                                             4,075          4,019          4,075         4,019
Fleet Financial
     7.125%, 04/15/06                                                             5,000          4,962          5,000         4,962
Golden West Financial (A)
     6.700%, 07/01/02                                 4,500         4,500         1,000          1,000          5,500         5,500
Mellon Bank N.A.
     7.000%, 03/15/06                                                             1,500          1,491          1,500         1,491
Mercantile Bancorp
     7.050%,  06/15/04                                1,500         1,502         2,500          2,503          4,000         4,005
U.S. Bancorp
     6.875%,  09/15/07                                4,500         4,444         3,000          2,962          7,500         7,406
                                                            --------------              ---------------               --------------
                                                                   15,796                       25,027                       40,823
                                                            --------------              ---------------               --------------
Beauty Products--0.1%
Procter and Gamble
                                                            --------------
                                                                                                                      --------------
     8.500%,  08/10/09                                  500           560                                         500           560
                                                            --------------                                            --------------

BROADCATING, NEWSPAPERS &
 ADVERTISING--0.7%
TCI Communications
     6.875%, 02/15/06                                                             4,000          3,960          4,000         3,960
                                                                                        ---------------               --------------
                                                                                                 3,960                        3,960
                                                                                        ---------------
Chemicals--1.2%
Du Pont (E.I.) de Numours
                                                                                        ---------------               --------------
     6.500%, 09/01/02                                                             7,000          7,017          7,000         7,017
                                                                                        ---------------               --------------

COMPUTERS & SERVICES--0.8%
IBM  (A)
                                                            --------------                                            --------------
     6.500%, 01/15/28                                 5,000         4,562                                       5,000         4,562
                                                            --------------                                            --------------

ELECTRICAL UTILITIES--3.7%
Arkansas Electric Cooperative
     7.330%, 06/30/08                                                             2,125          2,178          2,125         2,178
Baltimore Gas & Electric
    5.780%, 10/01/08                                                              4,000          3,685          4,000         3,685
Cleveland Electric
     7.670%, 07/01/04
Nevada Power
     6.200%, 04/15/04                                 4,700         4,553                                       4,700         4,553
Oklahoma Gas & Electric
     6.650%, 07/15/27                                                             2,500          2,512          2,500         2,512
Old Dominion Electric
     7.480%, 12/01/13                                                             5,550          5,557          5,550         5,557
Pacific Gas & Electric
     8.750%, 01/01/01                                                             3,280          3,387          3,280         3,387
                                                            --------------              ---------------               --------------
                                                                    4,553                       17,319                       21,872
                                                            --------------              ---------------               --------------
Entertainment--1.0%
Walt Disney
     6.375%, 03/30/01                                 1,500         1,506         2,000          2,007          3,500         3,513
     5.620%, 12/01/08                                                             3,000          2,752          3,000         2,752
                                                            --------------              ---------------               --------------
                                                                    1,506                        4,759                        6,265
                                                            --------------              ---------------               --------------

CORPORATE OBLIGATIONS
 (CONTINUED)
FINANCIAL SERVICES--7.1%
American General Finance
     5.370%,  12/10/01                                2,000         1,952                                       2,000         1,952
Associates Corporation, N.A.
     6.500%, 07/15/02                                 1,000           994                                       1,000           994
     6.000%, 04/15/03                                 5,000         4,856         2,000          1,943          7,000         6,799
Avco Financial Services
      7.375%, 08/15/01                                                            3,500          3,561          3,500         3,561
Bear Stearns
      6.500%, 06/15/00                                                            4,000          4,024          4,000         4,024
Commercial Credit
      6.200%, 11/15/01                                                            2,000          1,990          2,000         1,990
General Electric Capital Services
      6.500%, 11/01/06                                3,500         3,434         2,000          1,963          5,500         5,397
Lehman Brothers Holdings
      8.750%, 05/15/02                                                            4,000          4,170          4,000         4,170
Merrill Lynch, MTN
      6.330%, 08/25/00                                3,000         3,025         1,500          1,512          4,500         4,537
Morgan Stanley Dean Witter
     6.125%,  10/01/03                                1,300         1,261         3,000          2,910          4,300         4,171
Salomon Brothers
     7.300%, 05/15/02                                 1,000         1,015         4,000          4,060          5,000         5,075
                                                            --------------              ---------------               --------------
                                                                   16,537                       26,133                       42,670
                                                            --------------              ---------------               --------------
Food, Beverage & Tobacco--1.5%
Bass America
    6.750%, 08/01/99                                    200           200         4,000          4,000          4,200         4,200
Grand Metro Investment
    8.625%, 08/15/01                                                              1,000          1,041          1,000         1,041
Philip Morris
     7.750%, 01/15/27                                 1,000         1,001                                       1,000         1,001
Safeway
     5.750%, 11/15/00                                                             3,000          2,985          3,000         2,985
                                                            --------------              ---------------               --------------
                                                                    1,201                        8,026                        9,227
                                                            --------------              ---------------               --------------
Foreign Governments--2.3%
Hydro Quebec
     8.050%, 07/07/24                                 1,125         1,207                                       1,125         1,207
Province of British Columbia
    7.000%, 01/15/03                                  1,500         1,517         1,500          1,517          3,000         3,034
Province of Manitoba
    6.125%, 01/19/04                                                              4,000          3,910          4,000         3,910
Province of Ontario
     7.375%, 01/27/03                                 1,500         1,536         4,000          4,095          5,500         5,631
                                                            --------------              ---------------               --------------
                                                                    4,260                        9,522                       13,782
                                                            --------------              ---------------               --------------
Gas/Natural Gas--1.3%
Duke Energy
     7.875%, 08/15/04                                                             3,000          3,146          3,000         3,146
KN Energy
     7.250%, 03/01/28                                 5,000         4,550                                       5,000         4,550
                                                            --------------              ---------------               --------------
                                                                    4,550                        3,146                        7,696
                                                            --------------              ---------------               --------------
Insurance--2.2%
American General Finance
     5.370%, 12/10/01                                                             2,500          2,441          2,500         2,441
Travelers Property Casualty
     6.750%, 04/15/01                                 6,000         6,022         5,000          5,019         11,000        11,041
                                                            --------------              ---------------               --------------
                                                                    6,022                        7,460                       13,482
                                                            --------------              ---------------               --------------
Machinery--1.0%
Caterpillar Tractor
     6.000%,  05/01/07                                3,360         3,158         1,000            940          4,360         4,098
Tyco International
     6.500%,  11/01/01                                                            1,800          1,798          1,800         1,798
                                                            --------------              ---------------               --------------
                                                                    3,158                        2,738                        5,896
                                                            --------------              ---------------               --------------


CORPORATE OBLIGATIONS
 (CONTINUED)
METALS & MINING--0.3%
Potash
                                                            --------------                                            --------------
     7.125%,  6/15/07                                 1,500         1,470                                       1,500         1,470
                                                            --------------                                            --------------

PETROLEUM REFINING--0.3%
Phillips Petroleum
                                                            --------------                                            --------------
     7.125%, 03/15/28                                 2,000         1,815                                       2,000         1,815
                                                            --------------                                            --------------

PRINTING & PUBLISHING--1.5%
E.W. Scripps
     6.375%, 10/15/02                                 4,000         3,985                                       4,000         3,985
Time Warner
     7.480%, 01/15/08                                 5,000         5,056                                       5,000         5,056
                                                            --------------                                            --------------
                                                                    9,041                                                     9,041
                                                            --------------                                            --------------
Retail--3.8%
JC Penney
     6.000%, 05/01/06                                 1,230         1,139                                       1,230         1,139
Safeway
     5.750%, 11/15/00                                 7,000         6,965                                       7,000         6,965
Sears Finance  (A)
     7.000%, 06/15/07                                 1,500         1,491         5,000          4,969          6,500         6,460
Staples
     7.125%, 08/15/07                                 2,500         2,466                                       2,500         2,466
Wal-Mart Stores  (A)
     6.375%, 03/01/03                                 2,850         2,836         3,000          2,985          5,850         5,821
                                                            --------------              ---------------               --------------
                                                                   14,897                        7,954                       22,851
                                                            --------------              ---------------               --------------
Telephones &
 Telecommunication--4.5%
Bell Atlantic
     8.000%, 10/15/29                                 2,980         3,133                                       2,980         3,133
Cable and Wireless Communications
     6.625%, 03/06/05                                 4,500         4,371         7,000          6,799         11,500        11,170
New England Telephone & Telegraph
     6.250%, 03/15/03                                 1,500         1,481         2,000          1,975          3,500         3,456
     7.875%, 11/15/29                                 1,000         1,037                                       1,000         1,037
Worldcom
    6.400%, 08/15/05                                  6,000         5,842         2,500          2,594          8,500         8,436
                                                            --------------              ---------------               --------------
                                                                   15,864                       11,368                       27,232
                                                            --------------              ---------------               --------------

                                                            --------------              ---------------               --------------
TOTAL CORPORATE OBLIGATIONS
 (COST $297,916)                                                  122,032                      170,866                      292,898
                                                            --------------              ---------------               --------------



CORPORATE OBLIGATIONS
 (CONTINUED)
ASSET- BACKED SECURITIES--7.6%
American Express Master Trust 1998-1
     5.900%,  04/15/04                                4,000         3,931                                       4,000         3,931
Chase Manhattan Auto Grantor Trust
     6.610%, 09/15/02                                   319           321         1,913          1,925          2,232         2,246
Citibank Credit Card Master Trust
 1997-3 Cl A
     6.839%, 02/10/04                                 2,700         2,705         3,000          3,006          5,700         5,711
Citibank Credit Card Master Trust
 1998-3 Cl A
     5.800%, 02/07/05                                 2,000         1,966         3,400          3,342          5,400         5,308
Contimortgage Home Equity Loan Trust
 1995-2 Cl A4
     8.050%, 07/15/12                                   544           542                                         544           542
Contimortgage Home Equity Loan Trust,
 Ser 1995-3 Cl A4
     7.440%, 09/15/12                                   899           905         2,796          2,815          3,695         3,720
EQCC Home Equity Loan Trust 1995-2 Cl A4
     7.800%, 12/15/10                                 1,580         1,623                                       1,580         1,623
EQCC Home Equity Loan Trust 1996-3 Cl A6
     7.400%, 12/15/19                                 2,500         2,497         2,500          2,497          5,000         4,994
Green Tree Financial
     6.750%, 06/15/25                                                             1,718          1,724          1,718         1,724
Green Tree Financial 1995-9 Cl A
     6.800%, 01/15/27                                 7,500         7,562                                       7,500         7,562
J.C. Penney Master Credit Card Trust
     9.625%, 06/15/00                                 1,500         1,560         6,000          6,239          7,500         7,799
J.C. Penney Master Credit Card Trust
  Ser B Cl A
     8.955%, 10/15/01                                                               658            690            658           690
                                                            --------------              ---------------               --------------
   TOTAL ASSET BACKED SECURITIES
 (COST $46,660)                                                    23,612                       22,238                       45,850
                                                            --------------              ---------------               --------------

COLLATERALIZED MORTGAGE OBLIGATIONS--0.8%
GE Capital Mortgage Service 1994-1 Cl A6
     6.500%, 01/25/24                                 1,598         1,597                                       1,598         1,597
Residential Funding Mortgage 1992-S36 Cl A4
     6.750%, 11/25/07                                   599           597           966            963          1,565         1,560
Residential Funding Mortgage 1992-S36 Cl A4
     7.000%, 01/15/04                                                             1,354          1,364          1,354         1,364
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                                            --------------              ---------------               --------------
(COST $3,354)                                                       2,194                        2,327                        4,521
                                                            --------------              ---------------               --------------

COMMERCIAL PAPER--4.2%
Bear Stearns (B) (C)
     5.355%, 01/07/00                                10,000        10,000        10,000         10,000         20,000        20,000
Federal Signal
     5.305%, 08/05/99                                 5,000         4,995                                       5,000         4,995
                                                            --------------              ---------------               --------------
TOTAL COMMERCIAL PAPER (COST $24,995)                              14,995                       10,000                       24,995
                                                            --------------              ---------------               --------------

CORPORATE BONDS--1.7%
Amex Centurion (B) (C)
     5.200%, 04/24/00                                10,000        10,000                                      10,000        10,000
                                                            --------------                                            --------------
TOTAL CORPORATE OBLIGATION (COST $10,000)                          10,000                                                    10,000
                                                            --------------                                            --------------

REPURCHASE AGREEMENTS--10.8%
Deutsche Bank Securities, Inc.
5.010%, dated 07/30/99, matures 08/02/99,
repurchase price $7,811,140
(collateralized by U.S. Treasury Note,
par value $7,913,000, 5.625%,
12/31/99; market value $7,864,803)                    7,808         7,808                                       7,808         7,808

Deutsche Bank Securities, Inc.
5.010%, dated 07/30/99, matures 08/02/99,
repurchase price $3,798,173 (collateralized
by U.S. Treasury Note, par value $3,848,000,
5.625%, 12/31/99; market value $3,873,191)                                        3,797          3,797          3,797         3,797


REPURCHASE AGREEMENTS  (CONTINUED)
HSBC Securities, Inc. (B) (C)
5.220%, dated 07/30/99, matures 08/02/99,
repurchase price $21,150,195 (collateralized
by various corporate obligations,
par value $32,501,852, 0.000%-13.250%,
08/15/99-12/27/18: market value $21,564,405)          21,141         21,141                                     21,141        21,141

HSBC Securities, Inc. (B) (C) 5.220%, dated
07/30/99, matures 08/02/99, repurchase price
$9,991,344 (collateralized by various corporate
obligations, par value $15,353,863, 0.000%-13.250%,
08/15/99-12/27/18: market value $10,187,017)                                       9,987         9,987          9,987         9,987

Lehman Brothers, Inc.  (B) (C)
5.205%, dated 07/30/99, matures 08/02/99,
repurchase price $22,088,546 (collateralized by
Structured Asset Securities, Corp., par value
$56,020,000, 4.129%, 09/25/26: market value
$23,164,850)                                         22,079        22,079                                      22,079        22,079

                                                            --------------              ---------------               --------------
TOTAL REPURCHASE AGREEMENTS (COST $64,812)                         51,028                       13,784                       64,812
                                                            --------------              ---------------               --------------

                                                            --------------              ---------------
TOTAL INVESTMENTS--113.0%  (COST $687,483)                        399,692                      278,027                      677,719
                                                            --------------              ---------------               --------------

PAYABLE UPON RETURN OF SECURITIES LOANED
                                                                                        ---------------               --------------
--(14.7%)                                                         (68,215)                     (19,987)                     (88,202)
                                                            --------------              ---------------               --------------

                                                                                                                      --------------
OTHER ASSETS AND LIABILITIES, NET--1.7%                             6,061                        4,326                       10,387
                                                            --------------              ---------------               --------------

                                                            ==============              ===============               ==============
TOTAL NET ASSETS--100.0%                                          337,538                      262,366                      599,904
                                                            ==============              ===============               ==============


----------------------------------------------------------------------------------------------------------------------

(A)    This security or a partial position of this security is on loan at July
       31,1999. The total value of securities on loan at July 31, 1999 was
       $66,509,805 and $19,534,027 for Bond and Intermediate-Term Bond,
       respectively.
(B)    This security purchased with cash collateral held from securities lending.
(C)    Floating Rate Security - The rate reflected on the Statement of Net Assets is the rate in effect on July 31, 1999. Cl - Class FHLMC - Federal Home Loan
       Mortgage Corporation FNMA - Federal National Mortgage Association GNMA -
       Government National Mortgage Association MTN - Medium Term Note Ser - Series


                                       B4

HIGHMARK BOND FUND
Notes to Pro Forma Financial Statements

1.  BASIS OF COMBINATION

         The unaudited Pro Forma Combining Statements of Assets and Liabilities, Pro Forma Combining Statements of Operations and Pro Forma Combining Schedule of Investments give effect to the proposed acquisition of the HighMark Intermediate-Term Bond Fund by the HighMark Bond Fund. The proposed acquisition will be accounted for by the method of accounting for tax free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition will be accomplished by an exchange of all outstanding Fiduciary Shares and Class A Shares of the HighMark Intermediate-Term Bond Fund in exchange for Fiduciary Shares and Class A Shares, respectively, of the HighMark Bond Fund.

         The Pro Forma combining statements should be read in conjunction with the historical financial statements of the constituent funds and the notes thereto incorporated by reference in the Statement of Additional Information.

         The HighMark Bond Fund is a portfolio offered by HighMark Funds, an open-end, management investment company registered under the Investment Company Act of 1940, as amended. The HighMark Intermediate-Term Bond Fund is a portfolio offered by HighMark Funds, an open-end, management investment company also registered under the Investment Company Act of 1940, as amended.

PRO FORMA ADJUSTMENTS:

        a) The Pro Forma combining statements of assets and liabilities assumes the issuance of additional shares of the HighMark Bond Fund as if the reorganization were to take place on July 31, 1999 and is based on the net asset value of the acquiring fund. In addition, because the HighMark Bond Fund is the surviving fund for accounting purposes, the pro forma adjustments also reflect a reverse stock split of the HighMark Intermediate-Term Bond Fund shares that will take place simultaneous to the merger so as to ensure that the NAV per share that carries forward for historical reporting purposes is the NAV per share of the HighMark Bond Fund at the time of the merger.

        b) The Pro Forma adjustments to professional, registration and shareholder servicing fees reflect the expected savings due to the combination of the funds.



                                       B5

                      HIGHMARK INTERMEDIATE-TERM BOND FUND

                         PROXY FOR A SPECIAL MEETING OF
                           SHAREHOLDERS, MAY 26, 2000

THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF HIGHMARK FUNDS.

        The undersigned hereby appoints Donna Rafa and Lynda J. Striegel and each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of the Intermediate-Term Bond Fund on Friday, May 26, 2000 at 10:00 a.m., Eastern time, and at any adjournments thereof, all of the units of beneficial interest in the Intermediate-Term Bond Fund which the undersigned would be entitled to vote upon the following matter if personally present.

1. Approval of a Plan of Reorganization pursuant to which all of the assets and liabilities of the Intermediate-Term Bond Fund will be transferred to the Bond Fund in return for Fiduciary Class shares of the Bond Fund, followed by the dissolution and liquidation of the Intermediate-Term Bond Fund, and the distribution of shares of the Bond Fund to the shareholders of the Intermediate-Term Bond Fund.

                  FOR                   AGAINST                  ABSTAIN
                  (  )                   (  )                      (  )

2. To transact any other business as properly comes before the Meeting.

                  FOR                   AGAINST                  ABSTAIN
                  (  )                   (  )                      (  )

        THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1) AND TO AUTHORIZE THE PROXIES, IN THEIR DISCRETION, TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR ITEMS (1) AND (2).

        NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

        ------------------------------------------
        Signature of Shareholder(s)


        ------------------------------------------
        Signature of Shareholder(s)


        Dated:  ________________________________ , 2000.


                PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                      PROMPTLY USING THE ENCLOSED ENVELOPE

PART C.           OTHER INFORMATION

ITEM 15.          INDEMNIFICATION

         The information required by this item is incorporated by reference to the Item 25 of Post-Effective Amendment No. 29 (filed January 28, 2000) to Registrant's Registration Statement on Form N-1A (File No. 33-12608) under the Securities Act of 1933 and the Investment Company Act of 1940 (File No. 811-5059).

ITEM 16.          EXHIBITS:

                           (1)      (a)     Declaration of Trust, dated
                                            March 10, 1987, is incorporated by
                                            reference to Exhibit (1)(a) of
                                            Pre-Effective Amendment No. 1 (filed
                                            May 15, 1987) to Registrant's
                                            Registration Statement on Form N-1A.

                                    (b)     Amendment to Declaration of Trust,
                                            dated April 13, 1987, is
                                            incorporated by reference to Exhibit
                                            (1)(b) of Pre-Effective Amendment
                                            No. 1 (filed May 15, 1987) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (c)     Amendment to Declaration of Trust,
                                            dated July 13, 1987, is incorporated
                                            by reference to Exhibit (1)(c) of
                                            Pre- Effective Amendment No. 2
                                            (filed July 24, 1987) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (d)     Amendment to Declaration of Trust,
                                            dated July 30, 1987, is incorporated
                                            by reference to Exhibit (1)(d) of
                                            Pre- Effective Amendment No. 3
                                            (filed July 31, 1987) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (e)     Amendment to Declaration of Trust,
                                            dated October 18, 1996, is
                                            incorporated by reference to Exhibit
                                            (1)(e) of Post-Effective Amendment
                                            No. 18 (filed November 8, 1996) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (f)     Amendment to Declaration of Trust,
                                            dated December 4, 1996, is
                                            incorporated by reference to Exhibit
                                            (1)(f) of Post-Effective Amendment
                                            No. 19 (filed December 13, 1996) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                           (2)      (a)     Amended and Restated Code of
                                            Regulations, dated June 5, 1991, is
                                            incorporated by reference to Exhibit
                                            2 of Post-Effective Amendment No. 7
                                            (filed September 30, 1991) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (b)     Amendment to Amended and Restated
                                            Code of Regulations, dated December
                                            4, 1991, is incorporated by
                                            reference to Exhibit 2(b) of
                                            Post-Effective Amendment No. 8
                                            (filed September 30, 1992) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                           (3)              None.

                           (4) Form of Plan of Reorganization is incorporated by reference to
                                            Exhibit 4 of Registrant's
                                            Registration Statement on Form
                                            N-14 (filed March 27, 2000).

                           (5)      (a)     Article IV, Article V, Sections 5.1,
                                            5.5, 5.6, 5.7 and 5.8, Article IX,
                                            Sections 9.4 and 9.5, and Article X,
                                            Sections 10.3, 10.4 and 10.8 of the
                                            Declaration of Trust, dated March
                                            10, 1987, are incorporated by
                                            reference to Exhibit (1)(a) of
                                            Pre-Effective Amendment No. 1
                                            (filed May 15, 1987) to Registrant's
                                            Registration Statement on
                                            Form N-1A.

                                    (b)     Amendment to Declaration of Trust,
                                            dated July 30, 1987, is incorporated
                                            by reference to Exhibit (1)(d) of
                                            Pre-Effective Amendment No. 3
                                            (filed July 31, 1987) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (c)     Article I, Article III, Article V,
                                            and Article VI, Sections 6.1 and 6.4
                                            of the Amended and Restated Code of
                                            Regulations, dated June 5, 1991, are
                                            incorporated by reference to
                                            Post-Effective Amendment No. 7
                                            (filed September 30, 1991) to
                                            Registrant's Registration
                                            Statement on Form N-1A.

                           (6)      (a)     Investment Advisory Agreement
                                            between Registrant and HighMark
                                            Capital Management, Inc., dated as
                                            of September 1, 1998, is
                                            incorporated by reference to Exhibit
                                            5(a) of Post-Effective Amendment No.
                                            25 (filed November 30, 1998) to
                                            Registrant's Registration
                                            Statement on Form N-1A.

                       (7)      (a)     Distribution Agreement between
                                        the Registrant and SEI Financial
                                        Services Company is incorporated by
                                        reference to Exhibit 6 of
                                        Post-Effective Amendment No. 20
                                        (filed February 25, 1997) to
                                        Registrant's Registration Statement
                                        on Form N-1A.

                                (b)     Form of Distribution and Service
                                        Agreement for Class B Shares between
                                        Registrant and SEI Investments
                                        Distribution Co. incorporated by
                                        reference to Exhibit (6)(b) of
                                        Post-Effective Amendment No. 22
                                        (filed June 18, 1997) to
                                        Registrant's Registration Statement
                                        on Form N-1A.

                       (8)              None.

                       (9)      (a)     Custodian Agreement between Registrant
                                        and The Bank of California, N.A., dated
                                        as of December 23, 1991, as amended as
                                        of September 15, 1992 (the "Custodian
                                        Agreement"), is incorporated by
                                        reference to Exhibit 8 of Post-Effective
                                        Amendment No. 8 (filed September 30,
                                        1992) to Registrant's Registration
                                        Statement on Form N-1A.




                                (b)     Amended and Restated Schedule A to
                                        the Custodian Agreement is
                                        incorporated by reference to Exhibit
                                        (8)(b) of Post-Effective Amendment
                                        No. 22 (filed June 18, 1997) to
                                        Registrant's Registration Statement
                                        on Form N-1A.

                                (c)     Form of Amended and Restated
                                        Schedule B to the Custodian
                                        Agreement is incorporated by
                                        reference to Exhibit (8)(c) of
                                        Post-Effective Amendment No. 22
                                        (filed June 18, 1997) to
                                        Registrant's Registration Statement
                                        on Form N-1A.

                                (d)     Form of Securities Lending and
                                        Reverse Repurchase Agreement
                                        Services Client Addendum to
                                        Custodian Agreement is incorporated
                                        by reference to Exhibit (8)(d) of
                                        Post-Effective Amendment No. 22
                                        (filed June 18, 1997) to
                                        Registrant's Registration Statement
                                        on Form N-1A.

                           (10)     (a)     Restated Shareholder Services
                                            Plan relating to the Fiduciary
                                            Shares is incorporated by reference
                                            to Exhibit 15(a) of Post-Effective
                                            Amendment No. 28 (filed November 30,
                                            1998) to Registrant's Registration
                                            Statement on Form N-1A.

                                    (b)     Restated Distribution and
                                            Shareholder Services Plan relating
                                            to the Class A Shares is
                                            incorporated by reference to Exhibit
                                            15(b) of Post-Effective Amendment
                                            No. 25 (filed November 30, 1998) to
                                            the Registrant's Registration
                                            Statement on Form N-1A.

                                    (c)     Form of Distribution and Shareholder
                                            Services Plan relating to the Class
                                            B Shares of the Income Funds and the
                                            Equity Funds is incorporated by
                                            reference to Exhibit (15)(f) of
                                            Post-Effective Amendment No. 22
                                            (filed June 18, 1997) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (d)     Distribution relating to the Class C
                                            Shares is incorporated by reference
                                            to Exhibit (m)(4) of Post-Effective
                                            Amendment No. 28 (filed September
                                            20, 1999) to Registrant's
                                            Registration Statement on Form N-1A.

                                    (e)     Distribution Plan relating to the
                                            Class S Shares, is incorporated by
                                            reference to Exhibit (m)(5) of Post-
                                            Effective Amendment No. 28 (filed
                                            September 20, 1999) to Registrant's
                                            Registration Statement on Form N-1A.

                                    (f)     Amended Multiple Class Plan for
                                            HighMark Funds adopted by the Board
                                            of Trustees on September 17, 1999 is
                                            incorporated by reference to Exhibit
                                            (7) of Post-Effective Amendment No.
                                            28 (filed September 20, 1999) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                           (11) Opinion of Ropes & Gray as to legality of shares being registered is incorporated by reference to Registrant's
                                            Registration Statement on Form
                                            N-14 filed March 27, 2000.

                           (12) Form of Opinion of Ropes & Gray, including consent as to Tax Matters is filed herewith.

                           (13)     (a)     Administration Agreement between
                                            Registrant and SEI Fund Resources
                                            incorporated by reference to Exhibit
                                            9(a)
                                            of Post-Effective Amendment No. 20
                                            (filed February 25, 1997) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (b)     Form of Sub-Administration Agreement
                                            between SEI Fund Resources and Union
                                            Bank of California, N.A. is
                                            incorporated by reference to Exhibit
                                            9(e) of Post-Effective Amendment No.
                                            19 (filed December 13, 1996) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (c)     Transfer Agency and Service
                                            Agreement between the Registrant and
                                            State Street Bank and Trust Company
                                            is incorporated by reference to
                                            Exhibit 9(c) of Post-Effective
                                            Amendment No. 20 (filed February 25,
                                            1997) to Registrant's Registration
                                            Statement on Form N-1A.

                                    (d)     Form of Shareholder Service Provider
                                            Agreement for the Registrant is
                                            incorporated by reference to Exhibit
                                            9(n) of Post-Effective Amendment No.
                                            19 (filed December 13, 1996) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (e)     Form of Shareholder Service Plan for
                                            the Registrant is incorporated by
                                            reference to Exhibit 9(q) of
                                            Post-Effective Amendment No. 19
                                            (filed December 13, 1996) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (f)     Form of Shareholder Service Plan for
                                            Class B for the Registrant is
                                            incorporated by reference to Exhibit
                                            (9)(f) of Post-Effective Amendment
                                            No. 22 (filed June 18, 1997) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                           (14)     (a)     Consent of Deloitte & Touche LLP is
                                            filed herewith.

                                    (b)     Consent of Ropes & Gray, is filed
                                            herewith.

                           (15)             None.

                           (16)             Executed Powers of Attorney are
                                            filed herewith.

         ITEM 17.          UNDERTAKINGS

         (1) The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                     NOTICE

         A copy of the Amended and Restated Agreement and Declaration of Trust of HighMark Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

         As requested by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Washington, D.C., on the 24th day of April, 2000.

                                       HighMark Funds

                                       By:      */s/ Mark E. Nagle
                                                ------------------------------
                                                Mark E. Nagle, President and
                                                Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                                   CAPACITY                            DATE
*/s/ Mark E. Nagle                          President and                       April 24, 2000
------------------                          Chief Executive Officer
Mark E. Nagle

/s/ Robert J. DellaCroce                    Controller and Chief                April 24, 2000
------------------------                    Financial Officer
Robert J. DellaCroce

*/s/ Thomas L. Braje                        Trustee                             April 24, 2000
-----------------------
Thomas L. Braje

*/s/ David A. Goldfarb                      Trustee                             April 24, 2000
----------------------
David A. Goldfarb

*/s/ Joseph C. Jaeger                       Trustee                             April 24, 2000
------------------------
Joseph C. Jaeger

*/s/ Frederick J. Long                      Trustee                             April 24, 2000
------------------------
Frederick J. Long

*/s/ Michael L. Noel                        Trustee                             April 24, 2000
------------------------
Michael L. Noel

*/s/ Robert M. Whitler                      Trustee                             April 24, 2000
-----------------------
Robert M. Whitler


*By:    /s/ Alan G. Priest
        -------------------------------------
        Alan G. Priest, Attorney-In-Fact,
         pursuant to powers of attorney filed herewith

                                  Exhibit Index

EXHIBIT NO.                        DESCRIPTION                              PAGE

(11)              Opinion of Ropes & Gray.





(14)    (a)       Consent of Deloitte & Touche LLP.

(14)    (b)       Consent of Ropes & Gray.

(16)              Executed Powers of Attorney.